UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23968
Virtus Managed Account Completion Shares (MACS) Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
June 30
Date of reporting period:
December 31, 2025

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Virtus Newfleet ABS MACS
VMADX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet ABS MACS (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet ABS MACS	$0	0.00%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$33,874
Total number of portfolio holdings	93
Portfolio turnover rate as of the end of the reporting period	16%

Asset Allocation(1)
Asset-Backed Securities	100%
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/completion-fund-documents.
8662
Virtus Newfleet ABS MACS
Virtus Newfleet CMBS MACS
VMAEX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet CMBS MACS (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet CMBS MACS	$0	0.00%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$17,483
Total number of portfolio holdings	23
Portfolio turnover rate as of the end of the reporting period	20%

Asset Allocation(1)
Mortgage-Backed Securities	93%
Asset-Backed Securities	7
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/completion-fund-documents.
8663
Virtus Newfleet CMBS MACS
Virtus Newfleet Floating Rate MACS
VMAFX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet Floating Rate MACS (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Floating Rate MACS	$0	0.00%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$15,714
Total number of portfolio holdings	139
Portfolio turnover rate as of the end of the reporting period	19%

Asset Allocation(1)
Leveraged Loans		97%
Health Care	9
Manufacturing	8
Media / Telecom - Cable/Wireless Video	8
Service	7
Financials	6
Information Technology	6
Food / Tobacco	6
All other Leveraged Loans	47
Exchange-Traded Fund		3
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/completion-fund-documents.
8664
Virtus Newfleet Floating Rate MACS
Virtus Newfleet High Yield MACS
VMAHX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet High Yield MACS (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield MACS	$0	0.00%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$21,074
Total number of portfolio holdings	164
Portfolio turnover rate as of the end of the reporting period	26%

Asset Allocation(1)
Corporate Bonds and Notes		99%
Financials	25
Energy	14
Industrials	12
All other Corporate Bonds and Notes	48
Preferred Stock		1
Total		100%
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/completion-fund-documents.
8665
Virtus Newfleet High Yield MACS
Virtus Newfleet RMBS MACS
VMAJX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet RMBS MACS (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet RMBS MACS	$0	0.00%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$36,480
Total number of portfolio holdings	88
Portfolio turnover rate as of the end of the reporting period	3%

Asset Allocation(1)
Mortgage-Backed Securities	98%
Asset-Backed Securities	2
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/completion-fund-documents.
8666
Virtus Newfleet RMBS MACS
Virtus Seix High Yield MACS
VMAKX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Seix High Yield MACS (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield MACS	$0	0.00%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$5,095
Total number of portfolio holdings	111
Portfolio turnover rate as of the end of the reporting period	15%

Asset Allocation(1)
Corporate Bonds and Notes		100%
Industrials	19
Consumer Discretionary	17
Financials	16
Energy	10
Information Technology	8
Materials	8
Communication Services	7
All other Corporate Bonds and Notes	15
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/completion-fund-documents.
8667
Virtus Seix High Yield MACS
Virtus Stone Harbor EMD MACS
VMALX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Stone Harbor EMD MACS (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor EMD MACS	$0	0.00%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$5,178
Total number of portfolio holdings	118
Portfolio turnover rate as of the end of the reporting period	14%

Asset Allocation(1)
Corporate Bonds and Notes		96%
Electric	16
Exploration & Production	16
Financial & Lease	14
Wireless	10
Industrial Other	5
Refining	5
Metals, Mining & Steel	5
Gaming	4
Chemicals	4
Technology	3
All other Corporate Bonds and Notes	14
Foreign Government Securities		4
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/completion-fund-documents.
8668
Virtus Stone Harbor EMD MACS

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Refer to Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (semi-annual) financial statements and financial highlights are as follows:

SEMI-ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS MANAGED ACCOUNT COMPLETION
SHARES (MACS) TRUST

December 31, 2025

Virtus Newfleet ABS MACS
Virtus Newfleet CMBS MACS
Virtus Newfleet Floating Rate MACS
Virtus Newfleet High Yield MACS
Virtus Newfleet RMBS MACS
Virtus Seix High Yield MACS
Virtus Stone Harbor EMD MACS
Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the
Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at
https://www.sec.gov.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
KEY INVESTMENT TERMS (Unaudited)
December 31, 2025
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Commercial Mortgage-Backed Securities (“CMBS”)
Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property.
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limited liability.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Joint Stock Company (“JSC”)
A joint stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
Mortgage-Backed Securities (“MBS”)
Mortgage-backed securities represent interests in pools of mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Public Limited Company (“plc”)
A public limited company is a type of public company allowed to offer its shares to the public and is listed on a stock exchange. This designation is used in the United Kingdom.
Residential Mortgage-Backed Securities (“RMBS”)
Residential mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on residential real property.
Société à responsabilité limitée (“S.a.r.l.”)
A French term for a limited liability company.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.

Newfleet ABS MACS
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Par Value	Value
Asset-Backed Securities—94.8%
Automobiles—44.4%
ACM Auto Trust
2025-2A, A 144A 5.550%, 6/20/28(1)	$568	$568
2025-3A, A 144A 5.010%, 1/22/30(1)	662	660
American Credit Acceptance Receivables Trust 2025-1, C 144A 5.090%, 8/12/31(1)	1,025	1,034
Arivo Acceptance Auto Loan Receivables Trust
2022-2A, A 144A 6.900%, 1/16/29(1)	47	47
2024-1A, B 144A 6.870%, 6/17/30(1)	335	342
2025-1A, A2 144A 4.920%, 5/15/29(1)	600	600
Avis Budget Rental Car Funding LLC (AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	95	95
BOF URSA VI Funding Trust I 2023-CAR2, A2 144A 5.542%, 10/27/31(1)	18	18
Bridgecrest Lending Auto Securitization Trust 2025-1, C 5.150%, 12/17/29	700	708
Carvana Auto Receivables Trust
2021-N2, C 1.070%, 3/10/28	6	6
2021-N3, D 1.580%, 6/12/28	73	71
2021-P3, B 1.420%, 8/10/27	660	647
2022-N1, C 144A 3.320%, 12/11/28(1)	26	25
2023-N4, C 144A 6.590%, 2/11/30(1)	930	953
2024-N1, B 144A 5.630%, 5/10/30(1)	300	303
Consumer Portfolio Services Auto Trust 2025-A, C 144A 5.250%, 4/15/31(1)	650	657
CPS Auto Receivables Trust 2024-A, C 144A 5.740%, 4/15/30(1)	60	60
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(1)	229	231
DT Auto Owner Trust 2023-1A, D 144A 6.440%, 11/15/28(1)	286	290
Exeter Automobile Receivables Trust
2023-3A, D 6.680%, 4/16/29	272	278
2024-5A, B 4.480%, 4/16/29	65	65
	Par Value	Value
Automobiles—continued
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	$135	$135
First Investors Auto Owner Trust 2022-1A, C 144A 3.130%, 5/15/28(1)	296	295
GLS Auto Receivables Issuer Trust
2022-2A, D 144A 6.150%, 4/17/28(1)	254	256
2024-2A, C 144A 6.030%, 2/15/30(1)	590	602
LAD Auto Receivables Trust
2023-4A, C 144A 6.760%, 3/15/29(1)	62	64
2025-1A, D 144A 5.520%, 5/17/32(1)	495	505
Lendbuzz Securitization Trust
2024-2A, A2 144A 5.990%, 5/15/29(1)	217	218
2024-3A, B 144A 5.030%, 11/15/30(1)	260	258
2025-1A, A2 144A 5.100%, 10/15/30(1)	521	521
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(1)	217	218
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(1)	82	83
SAFCO Auto Receivables Trust 2024-1A, B 144A 6.310%, 11/20/28(1)	188	189
Tricolor Auto Securitization Trust 2024-2A, C 144A 6.930%, 4/17/28(1)(2)	700	329
U.S. Bank N.A. 2023-1, B 144A 6.789%, 8/25/32(1)	53	54
United Auto Credit Securitization Trust
2022-2, D 144A 6.840%, 1/10/28(1)	567	569
2024-1, C 144A 7.060%, 10/10/29(1)	158	158
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	270	273
Veros Auto Receivables Trust
2024-1, C 144A 7.570%, 12/15/28(1)	235	241
2025-1, B 144A 5.540%, 7/16/29(1)	1,000	1,008
Westlake Automobile Receivables Trust
2024-1A, B 144A 5.550%, 11/15/27(1)	623	626
2024-2A, B 144A 5.620%, 3/15/30(1)	780	787
		15,047

	Par Value	Value

Consumer Loans—2.2%
ACHV ABS Trust 2024-1PL, A 144A 5.900%, 4/25/31(1)	$43	$43
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	412	405
Reach ABS Trust
2024-1A, B 144A 6.290%, 2/18/31(1)	256	258
2025-1A, A 144A 4.960%, 8/16/32(1)	33	33
		739

Credit Card—1.8%
Mercury Financial Credit Card Master Trust 2024-2A, A 144A 6.560%, 7/20/29(1)	585	588
Other—46.4%
Affirm Asset Securitization Trust 2024-X2, A 144A 5.220%, 12/17/29(1)	15	15
Affirm Master Trust Series 2025-3A, A 144A 4.450%, 10/16/34(1)	910	913
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	743	754
Aqua Finance Trust
2019-A, C 144A 4.010%, 7/16/40(1)	478	469
2020-AA, B 144A 2.790%, 7/17/46(1)	518	497
2024-A, B 144A 5.060%, 4/18/50(1)	225	227
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(1)	60	62
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(1)	584	590
BXG Receivables Note Trust
2020-A, B 144A 2.490%, 2/28/36(1)	51	49
2023-A, A 144A 5.770%, 11/15/38(1)	32	32
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(1)	112	113
DB Master Finance LLC 2025-1A, A2I 144A 4.891%, 8/20/55(1)	750	752
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(1)	129	129
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(1)(2)	278	153
See Notes to Financial Statements

Newfleet ABS MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Other—continued
Foundation Finance Trust
2021-1A, A 144A 1.270%, 5/15/41(1)	$203	$194
2023-1A, A 144A 5.670%, 12/15/43(1)	40	41
2023-2A, A 144A 6.530%, 6/15/49(1)	294	307
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(1)	246	254
Hilton Grand Vacations Trust
2022-2A, C 144A 5.570%, 1/25/37(1)	17	17
2024-2A, A 144A 5.500%, 3/25/38(1)	41	42
HINNT LLC 2025-A, B 144A 5.450%, 3/15/44(1)	708	721
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(1)	688	688
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(1)	290	283
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(1)	835	835
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(1)	85	85
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(1)	179	176
2023-1A, B 144A 5.420%, 10/20/40(1)	30	31
2024-1A, A 144A 5.320%, 2/20/43(1)	152	155
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	377	340
NMEF Funding LLC
2024-A, A2 144A 5.150%, 12/15/31(1)	322	324
	Par Value	Value

Other—continued
2025-A, B 144A 5.180%, 7/15/32(1)	$235	$238
Octane Receivables Trust
2023-3A, B 144A 6.480%, 7/20/29(1)	62	63
2023-3A, C 144A 6.740%, 8/20/29(1)	611	626
Oportun Issuance Trust 2024-2, B 144A 5.830%, 2/9/32(1)	260	261
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(1)	516	523
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(1)	198	198
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(1)	305	313
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(1)	178	181
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	110	114
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(1)	290	291
SoFi Consumer Loan Program Trust 2025-1, A 144A 4.800%, 2/27/34(1)	54	55
Taco Bell Funding LLC 2025-1A, A2I 144A 4.821%, 8/25/55(1)	1,000	994
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(1)	590	597
	Par Value	Value

Other—continued
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	$283	$283
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(1)	876	890
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(1)	850	850
		15,725

Total Asset-Backed Securities (Identified Cost $32,419)		32,099

Total Long-Term Investments—94.8% (Identified Cost $32,419)		32,099

TOTAL INVESTMENTS—94.8% (Identified Cost $32,419)		$32,099
Other assets and liabilities, net—5.2%		1,775
NET ASSETS—100.0%		$33,874

Abbreviations:
ABS	Asset-Backed Securities
LLC	Limited Liability Company
plc	Public Limited Company

Footnote Legend:
(1)
Security exempt from registration under Rule 144A
of the Securities Act of 1933. These securities may
be resold in transactions exempt from registration,
normally to qualified institutional buyers. At
December 31, 2025, these securities amounted to a
value of $30,324 or 89.5% of net assets.

(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet ABS MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$32,099	$31,617	$482
Total Investments	$32,099	$31,617	$482
There were no securities valued using quoted prices (Level 1) at December 31, 2025.
Securities held by the Fund with an end of period value of $482 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Asset-Backed Securities
Investments in Securities
Balance as of June 30, 2025:	$—	$—
Transfers into Level 3(a)	482	482
Balance as of December 31, 2025	$482	$482
(a) Transfers into and/or from represent the ending value as of December 31, 2025, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

Newfleet CMBS MACS
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Par Value	Value
Mortgage-Backed Securities—84.2%
Agency—8.7%
Federal National Mortgage Association Pool #BZ3500 4.530%, 5/1/30	$1,500	$1,522
Non-Agency—75.5%
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 5.494%, 6/15/40(1)(2)	525	527
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 4.670%, 3/15/37(1)(2)	745	705
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 5.048%, 7/15/37(1)(2)	583	570
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	155	158
BX Commercial Mortgage Trust
2022-LP2, B (1 month Term SOFR + 1.312%, Cap N/A, Floor 1.312%) 144A 5.062%, 2/15/39(1)(2)	525	524
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 5.711%, 2/15/39(1)(2)	186	185
2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.142%, 3/15/41(1)(2)	572	572
BX Trust 2025-ROIC, C (1 month Term SOFR + 1.543%, Cap N/A, Floor 1.543%) 144A 5.293%, 3/15/30(1)(2)	174	174
CENT 2025-CITY, A 144A 4.920%, 7/10/40(1)(2)	795	805
Fashion Show Mall LLC 2024-SHOW, A 144A 5.104%, 10/10/41(1)(2)	740	751
	Par Value	Value
Non-Agency—continued
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU, A (1 month Term SOFR + 1.450%, Cap N/A, Floor 1.450%) 144A 5.200%, 12/15/39(1)(2)	$750	$752
Houston Galleria Mall Trust 2025-HGLR, A 144A 5.462%, 2/5/45(1)(2)	955	990
Hudson Yards Mortgage Trust 2025-SPRL, A 144A 5.467%, 1/13/40(1)(2)	860	892
JPMorgan Chase Commercial Mortgage Securities Trust 2024-OMNI, A 144A 5.797%, 10/5/39(1)(2)	625	637
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	860	893
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(1)	1,076	1,027
NYC Commercial Mortgage Trust 2025-300P, A 144A 4.879%, 7/13/42(1)(2)	830	833
RFR Trust 2025-SGRM, A 144A 5.379%, 3/11/41(1)(2)	760	778
RIDE 2025-SHRE, B 144A 5.826%, 2/14/47(1)(2)	700	718
ROCK Trust 2024-CNTR, A 144A 5.388%, 11/13/41(1)	700	719
		13,210

Total Mortgage-Backed Securities (Identified Cost $14,608)		14,732

Asset-Backed Securities—6.8%
Other—6.8%
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	667	561
	Par Value	Value

	Other—continued
Switch ABS Issuer LLC 2024-2A, A2 144A 5.436%, 6/25/54(1)	$620	$622
		1,183

	Total Asset-Backed Securities (Identified Cost $1,273)	1,183

	Total Long-Term Investments—91.0% (Identified Cost $15,881)	15,915

	TOTAL INVESTMENTS—91.0% (Identified Cost $15,881)	$15,915
	Other assets and liabilities, net—9.0%	1,568
	NET ASSETS—100.0%	$17,483

Abbreviations:
ABS	Asset-Backed Securities
LLC	Limited Liability Company
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)
Security exempt from registration under Rule 144A
of the Securities Act of 1933. These securities may
be resold in transactions exempt from registration,
normally to qualified institutional buyers. At
December 31, 2025, these securities amounted to a
value of $14,235 or 81.4% of net assets.

(2)
Variable rate security. Rate disclosed is as of
December 31, 2025. Information in parenthesis
represents benchmark and reference rate for each
security. Certain variable rate securities are not
based on a published reference rate and spread but
are determined by the issuer or agent and are based
on current market conditions, or, for
mortgage-backed securities, are impacted by the
individual mortgages which are paying off over
time. These securities do not indicate a reference
rate and spread in their descriptions.

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet CMBS MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Mortgage-Backed Securities	$14,732	$14,732
Asset-Backed Securities	1,183	1,183
Total Investments	$15,915	$15,915
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
See Notes to Financial Statements

Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Par Value	Value
Leveraged Loans—88.2%
Aerospace—3.5%
American Airlines, Inc. (3 month Term SOFR + 2.250%) 6.134%, 4/20/28(1)	$81	$82
Brown Group Holding LLC (1 month Term SOFR + 2.500%) 6.216%, 7/1/31(1)	174	174
Kaman Corp.
(3 month Term SOFR + 2.500%) 6.427%, 2/26/32(1)	1	1
(3-6 month Term SOFR + 2.500%) 6.322% - 6.544%, 2/26/32(1)	95	96
Rand Parent LLC 2025, Tranche B (3 month Term SOFR + 3.000%) 6.672%, 3/18/30(1)	45	45
TransDigm, Inc.
Tranche J (1 month Term SOFR + 2.500%) 6.216%, 2/28/31(1)	29	29
Tranche K (1 month Term SOFR + 2.250%) 5.966%, 3/22/30(1)	118	118
		545

Chemicals—3.8%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 6.966%, 2/18/30(1)	275	221
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 2.500%) 6.216%, 12/31/29(1)	201	202
Nouryon Finance B.V. 2024, Tranche B-1 (3-6 month Term SOFR + 3.250%) 7.036%, 4/3/28(1)	77	77
Windsor Holdings III LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 6.466%, 8/1/30(1)	104	104
		604

Consumer Durables—0.5%
Resideo Funding, Inc. (3 month Term SOFR + 2.000%) 5.723%, 8/13/32(1)	40	40
Skechers U.S.A., Inc. Tranche B-1 (3 month Term SOFR + 3.250%) 6.922%, 9/13/32(1)	39	39
		79

	Par Value	Value

Consumer Non-Durables—0.7%
Albion Financing 3 S.a.r.l. 2025, Tranche A (3 month Term SOFR + 3.000%) 6.868%, 5/21/31(1)	$40	$40
Energizer Holdings, Inc. 2025, Tranche B (1 month Term SOFR + 2.000%) 5.734%, 3/13/32(1)	71	71
		111

Energy—3.7%
Blackfin Pipeline LLC (1 month Term SOFR + 3.000%) 6.750%, 9/30/30(1)	45	45
CQP Holdco LP (3 month Term SOFR + 2.000%) 5.672%, 12/31/30(1)	78	78
CVR CHC LP Tranche B (3 month Term SOFR + 4.000%) 7.672%, 12/30/27(1)	22	22
Freeport LNG Investments LLP 2025, Tranche B (3 month Term SOFR + 3.250%) 7.120%, 12/21/28(1)	145	145
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 2.000%) 5.935%, 10/4/30(1)	58	58
Oryx Midstream Services Permian Basin LLC Tranche B (1 month Term SOFR + 2.250%) 5.977%, 10/5/28(1)	67	68
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 2.500%) 6.340%, 2/16/28(1)	63	63
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.250%) 5.938%, 3/3/31(1)	108	109
		588

Financials—6.0%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 6.716%, 11/6/30(1)	166	166
AL GCX Holdings LLC Tranche B (1 month Term SOFR + 2.000%) 5.815%, 1/30/32(1)	138	137
AmWINS Group, Inc. (1 month Term SOFR + 2.250%) 5.966%, 1/30/32(1)	139	139
Ardonagh Group Finco Pty Ltd. 2025, Tranche B (3-6 month Term SOFR + 2.750%) 6.422% - 6.950%, 2/15/31(1)	84	84
	Par Value	Value

Financials—continued
Asurion LLC Tranche B-3, Second Lien (1 month Term SOFR + 5.364%) 9.081%, 1/31/28(1)	$30	$30
BroadStreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 2.750%) 6.466%, 6/13/31(1)	39	40
Citadel Securities LP 2024 (3 month Term SOFR + 2.000%) 5.672%, 10/31/31(1)	171	171
Finco I LLC 2025 (1 month Term SOFR + 1.750%) 5.466%, 6/27/29(1)	80	80
Pac Dac LLC (3 month Term SOFR + 3.250%) 7.108%, 10/28/30(1)	75	74
Truist Insurance Holdings LLC 2024, Tranche B 0.000%, 5/6/31(1)(2)	15	15
		936

Food / Tobacco—5.5%
Chobani LLC 2025, Tranche B, First Lien (1 month Term SOFR + 2.250%) 5.966%, 10/22/32(1)	35	35
Del Monte Foods Corp. II, Inc. (1 month Term SOFR + 9.600%) 13.350%, 4/2/26(1)	70	66
Del Monte Foods, Inc.
(1 month Term SOFR + 9.600%) 13.336%, 4/2/26(1)	103	83
(3 month Term SOFR + 4.900%) 8.605%, 8/2/28(3)	303	3
(3 month Term SOFR + 8.150%) 11.923%, 8/2/28(3)	58	27
(3-6 month Term SOFR + 4.400%) 8.105% - 8.173%, 8/2/28(3)(4)	132	4
Froneri International Ltd. Tranche B-4 (6 month Term SOFR + 2.250%) 6.447%, 9/30/31(1)	250	249
Red SPV LLC (1 month Term SOFR + 2.250%) 5.984%, 3/15/32(1)	99	99
Sazerac Co., Inc. Tranche B-1 (1 month Term SOFR + 2.500%) 6.280%, 7/9/32(1)	10	10
Sigma Holdco B.V. Tranche B-12 (3 month Term SOFR + 3.910%) 7.650%, 1/3/28(1)	49	48
See Notes to Financial Statements

Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Triton Water Holdings, Inc. 2025 (3 month Term SOFR + 2.250%) 5.922%, 3/31/28(1)	$235	$236
		860

Food and Drug—0.5%
Opal Bidco SAS 2025, Tranche B, First Lien (3 month Term SOFR + 3.000%) 6.686%, 4/28/32(1)	75	75
Forest Prod / Containers—0.7%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.175%) 6.891%, 4/13/29(1)	90	90
Klockner Pentaplast of America, Inc. Tranche B (5 month Term SOFR + 4.975%) 9.019%, 2/12/26(3)	98	16
		106

Gaming / Leisure—5.2%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 5.966%, 2/6/30(1)	97	97
Entain plc Tranche B-6 (2 month Term SOFR + 2.250%) 5.922%, 10/31/29(1)	94	93
Flutter Entertainment plc Tranche B (3 month Term SOFR + 2.000%) 5.672%, 6/4/32(1)	159	159
Life Time, Inc. 2025, Tranche B, First Lien (1 month Term SOFR + 2.000%) 5.784%, 11/5/31(1)	114	114
Live Nation Entertainment, Inc. Tranche B (1 month Term SOFR + 2.000%) 5.734%, 10/21/32(1)	45	45
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 6.581%, 3/13/28(1)	80	77
Turquoise Topco Ltd. 0.000%, 12/30/32(1)(2)	60	59
UFC Holdings LLC Tranche B-5 (3 month Term SOFR + 2.000%) 5.868%, 11/21/31(1)	173	174
		818

	Par Value	Value

Health Care—8.0%
Bausch & Lomb Corp.
(1 month Term SOFR + 4.000%) 7.716%, 9/29/28(1)	$44	$44
2025 0.000%, 1/15/31(1)(2)	10	10
Cotiviti, Inc. (1 month Term SOFR + 2.750%) 6.623%, 5/1/31(1)	49	47
Financiere Mendel (3 month Term SOFR + 2.750%) 6.593%, 11/8/30(1)	25	25
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 7.772%, 10/1/27(1)	50	49
Genmab A/S Tranche B (3 month Term SOFR + 3.000%) 6.733%, 12/12/32(1)	45	45
Grifols Worldwide Operations USA, Inc. Tranche B (3 month Term SOFR + 2.150%) 5.972%, 11/15/27(1)	80	80
Lannett Co., Inc. First Lien 2.000%, 6/16/30(4)	6	5
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 7.655%, 5/16/31(1)	64	64
Tranche B-2 (1 month Term SOFR + 3.500%) 7.335%, 5/16/31(1)	119	119
Medline Borrower LP 2030 (1 month Term SOFR + 1.750%) 5.466%, 10/23/30(1)	219	219
Parexel International, Inc. Tranche B (1 month Term SOFR + 2.750%) 6.466%, 12/9/31(1)	139	139
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.216%, 2/21/31(1)	218	219
PointClickCare Technologies 2025, Tranche B, First Lien (3 month Term SOFR + 2.750%) 6.422%, 11/3/31(1)	25	25
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 5.716%, 12/3/31(1)	49	49
Southern Veterinary Partners LLC 2025 (3 month Term SOFR + 2.500%) 6.365%, 12/4/31(1)	59	59
	Par Value	Value

Health Care—continued
Upstream Newco, Inc. 2025 (1 month Term SOFR + 4.512%) 8.246%, 11/20/29(1)(4)	$56	$55
		1,253

Housing—3.2%
Frontdoor, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 5.966%, 12/17/31(1)	139	139
Quikrete Holdings, Inc. Tranche B-1 (1 month Term SOFR + 2.250%) 5.966%, 4/14/31(1)	355	357
		496

Information Technology—5.7%
Applied Systems, Inc. 2024, Second Lien (3 month Term SOFR + 4.500%) 8.172%, 2/23/32(1)	10	10
Cloud Software Group, Inc. Tranche B-2 (1-3 month Term SOFR + 3.250%) 6.922%, 3/21/31(1)	69	70
ConnectWise LLC (3 month Term SOFR + 3.762%) 7.434%, 9/29/28(1)	52	51
ECL Entertainment LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.716%, 8/30/30(1)	84	83
Genesys Cloud Services Holdings II LLC 2025 (1 month Term SOFR + 2.500%) 6.216%, 1/30/32(1)	139	139
Indicor LLC Tranche D (3 month Term SOFR + 2.750%) 6.422%, 11/22/29(1)	65	65
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 5.716%, 1/31/31(1)	31	31
NCR Atleos LLC Tranche B (1 month Term SOFR + 3.000%) 6.701%, 4/16/29(1)	26	26
Proofpoint, Inc. 2025, Tranche B, First Lien (3 month Term SOFR + 3.000%) 6.672%, 8/31/28(1)	72	72
SS&C Technologies Holdings, Inc. Tranche B-8 (1 month Term SOFR + 2.000%) 5.716%, 5/9/31(1)	38	38
UKG, Inc. Tranche B (3 month Term SOFR + 2.500%) 6.338%, 2/10/31(1)	192	192
See Notes to Financial Statements

Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Vertiv Group Corp. Tranche B-4 (1 month Term SOFR + 1.750%) 5.614%, 8/12/32(1)	$124	$125
		902

Manufacturing—7.6%
Alliance Laundry Systems LLC Tranche B (1-3 month Term SOFR + 2.250%) 5.984% - 6.107%, 8/19/31(1)	92	92
Arcline FM Holdings LLC 2025 0.000%, 6/24/30(1)(2)	35	35
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.216%, 11/3/31(1)	210	212
Dynamo U.S. Bidco, Inc. Tranche B-1 (1 month Term SOFR + 3.250%) 7.093%, 9/30/31(1)	20	20
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 5.466%, 6/4/31(1)	212	213
LSF12 Crown U.S. Commercial Bidco LLC 2025 (1 month Term SOFR + 3.500%) 7.373%, 12/2/31(1)	194	195
Madison IAQ LLC (6 month Term SOFR + 2.500%) 6.702%, 6/21/28(1)	189	189
MV Holding GmbH Tranche B (1 month Term SOFR + 2.000%) 5.721%, 3/17/32(1)	115	115
TK Elevator Midco GmbH Tranche B (3 month Term SOFR + 2.750%) 6.947%, 4/30/30(1)	119	120
		1,191

Media / Telecom - Broadcasting—3.3%
CMG Media Corp. (3 month Term SOFR + 3.600%) 7.272%, 6/18/29(1)	161	150
EOC Borrower LLC Tranche B (1 month Term SOFR + 3.000%) 6.716%, 3/24/32(1)	25	25
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.000%) 6.987%, 12/1/28(1)	109	109
Nexstar Media, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.216%, 6/28/32(1)	130	130
	Par Value	Value

Media / Telecom - Broadcasting—continued
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.500%) 7.331%, 1/31/29(1)	$101	$101
		515

Media / Telecom - Cable/Wireless Video—7.3%
Charter Communications Operating LLC Tranche B-5 (3 month Term SOFR + 2.250%) 6.235%, 12/15/31(1)	376	377
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 6.966%, 9/18/30(1)	253	243
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.352%, 8/2/29(1)	234	235
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 6.934%, 11/12/27(1)	312	295
		1,150

Media / Telecom - Diversified Media—1.5%
Century DE Buyer LLC 2025 (3 month Term SOFR + 3.000%) 6.840%, 10/30/30(1)	202	201
McGraw-Hill Education, Inc. 2025, Tranche B (1 month Term SOFR + 2.750%) 6.466%, 8/6/31(1)	40	41
		242

Media / Telecom - Telecommunications—3.4%
Altice France S.A.
Tranche B-11 (3 month Term SOFR + 4.125%) 8.110%, 5/1/28(1)	191	189
Tranche B-12 (3 month Term SOFR + 5.063%) 9.048%, 10/30/28(1)	11	11
Cincinnati Bell, Inc. Tranche B-5 (1 month Term SOFR + 2.250%) 5.966%, 11/22/28(1)	211	211
	Par Value	Value

Media / Telecom - Telecommunications—continued
Level 3 Financing, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 6.966%, 3/29/32(1)	$125	$125
		536

Media / Telecom - Wireless Communications—0.5%
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.331%, 3/2/29(1)	75	74
Metals / Minerals—0.5%
Arsenal AIC Parent LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 6.466%, 8/18/30(1)	72	72
Retail—2.6%
CNT Holdings I Corp. 2025 (3 month Term SOFR + 2.250%) 6.090%, 11/8/32(1)	150	151
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 5.966%, 6/11/31(1)	127	126
Peer Holding III B.V. Tranche B (3 month Term SOFR + 2.500%) 6.172%, 10/26/30(1)	133	133
		410

Service—6.2%
AlixPartners LLP 2025 (1 month Term SOFR + 2.000%) 5.716%, 8/12/32(1)	75	75
Amentum Holdings LLC (1 month Term SOFR + 2.000%) 5.716%, 9/29/31(1)	78	78
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.000%) 5.840%, 4/20/29(1)	267	267
DG Investment Intermediate Holdings 2, Inc. (1 month Term SOFR + 3.750%) 7.466%, 7/9/32(1)	153	153
Fugue Finance B.V. (3 month Term SOFR + 2.750%) 6.572%, 1/9/32(1)	5	5
Green Infrastructure Partners, Inc. (3 month Term SOFR + 2.750%) 6.422%, 9/24/32(1)	25	25
Kuehg Corp. (3 month Term SOFR + 2.750%) 6.422%, 6/12/30(1)	64	62
See Notes to Financial Statements

Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Service—continued
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.172%, 11/24/28(1)	$161	$154
Prime Security Services Borrower LLC Tranche B-1 (6 month Term SOFR + 2.000%) 6.129%, 10/13/30(1)	124	124
TMF Sapphire Bidco B.V. Tranche B-4 (3 month Term SOFR + 2.750%) 6.687%, 5/3/28(1)	39	39
		982

Transportation - Automotive—3.0%
American Axle & Manufacturing, Inc. Tranche C 6.980%, 2/24/32(1)(2)	55	55
Belron Finance 2019 LLC 2031 (3 month Term SOFR + 2.250%) 6.120%, 10/16/31(1)	162	163
Clarios Global LP 2024, Tranche B (1 month Term SOFR + 2.500%) 6.216%, 5/6/30(1)	153	153
Wand NewCo 3, Inc. Tranche B-2 (1 month Term SOFR + 2.500%) 6.216%, 1/30/31(1)	101	101
		472

Utilities—5.3%
Astoria Energy LLC Tranche B (1-3 month Term SOFR + 2.750%) 6.422% - 6.466%, 6/23/32(1)	93	93
Calpine Corp. Tranche B-10 (1 month Term SOFR + 1.750%) 5.466%, 1/31/31(1)	162	162
Cornerstone Generation LLC Tranche B (2 month Term SOFR + 3.250%) 7.093%, 8/11/32(1)	165	166
Hamilton Projects Acquiror LLC (1 month Term SOFR + 2.500%) 6.216%, 5/30/31(1)	18	19
Hunterstown Generation LLC (3 month Term SOFR + 3.000%) 7.002%, 11/6/31(1)	85	85
Lightning Power LLC Tranche B (1 month Term SOFR + 2.250%) 5.966%, 8/18/31(1)	104	104
	Par Value	Value

Utilities—continued
Talen Energy Supply LLC 2025, Tranche B (3 month Term SOFR + 2.000%) 5.672%, 11/25/32(1)	$25	$25
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.000%) 5.873%, 1/27/31(1)	183	183
		837

Total Leveraged Loans (Identified Cost $13,989)		13,854

	Shares
Common Stock—0.1%
Communication Services—0.1%
Atento Luxco 1 S.A.(5)	1,188	21
Total Common Stock (Identified Cost $—)		21

Exchange-Traded Fund—3.1%
Invesco Senior Loan ETF(6)	23,335	490
Total Exchange-Traded Fund (Identified Cost $487)		490

Total Long-Term Investments—91.4% (Identified Cost $14,476)		14,365

TOTAL INVESTMENTS—91.4% (Identified Cost $14,476)		$14,365
Other assets and liabilities, net—8.6%		1,349
NET ASSETS—100.0%		$15,714

Abbreviations:
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)
Variable rate security. Rate disclosed is as of
December 31, 2025. Information in parenthesis
represents benchmark and reference rate for each
security. Certain variable rate securities are not
based on a published reference rate and spread but
are determined by the issuer or agent and are based
on current market conditions, or, for
mortgage-backed securities, are impacted by the
individual mortgages which are paying off over
time. These securities do not indicate a reference
rate and spread in their descriptions.

(2)	This loan will settle after December 31, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(3)	Security in default; interest payments are being received.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	93%
Netherlands	3
Canada	2
Gibraltar	1
Australia	1
Total	100%
† % of total investments as of December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
As of December 31, 2025, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Kaman Corp., 2/26/32	$8	$8	$8	$— (1)

(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Leveraged Loans	$13,854	$—	$13,790	$64
Equity Securities:
Common Stock	21	21	—	—
Exchange-Traded Fund	490	490	—	—
Other Financial Instruments:
Unfunded Loan Commitment*	— (1)	—	— (1)	—
Total Investments	$14,365	$511	$13,790	$64

(1)	Amount is less than $500 (not in thousands).
*	Unfunded Loan Commitments are valued at the net unrealized appreciation (depreciation).
Securities held by the Fund with an end of period value of $4 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2025.
See Notes to Financial Statements

NEWFLEET HIGH YIELD MACS
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Par Value	Value
Corporate Bonds and Notes—94.0%
Communication Services—10.3%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	$78	$79
144A 4.750%, 3/1/30(1)	425	406
CMG Media Corp. 144A 8.875%, 6/18/29(1)	230	197
CSC Holdings LLC 144A 11.750%, 1/31/29(1)	375	279
DIRECTV Financing LLC
144A 5.875%, 8/15/27(1)	228	229
144A 8.875%, 2/1/30(1)	15	15
144A 8.875%, 2/1/30(1)	15	15
DISH Network Corp. 144A 11.750%, 11/15/27(1)	90	94
Gray Media, Inc. 144A 7.250%, 8/15/33(1)	80	82
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	160	154
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	175	35
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(1)	130	136
Snap, Inc. 144A 6.875%, 3/15/34(1)	190	196
Telesat Canada 144A 6.500%, 10/15/27(1)	90	41
Univision Communications, Inc. 144A 8.000%, 8/15/28(1)	160	166
Warnermedia Holdings, Inc. 5.141%, 3/15/52	80	53
		2,177

Consumer Discretionary—7.9%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	165	172
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	305	291
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	160	166
Clarios Global LP 144A 6.750%, 2/15/30(1)	15	16
Ford Motor Credit Co. LLC 6.500%, 2/7/35	155	160
Hilton Grand Vacations Borrower LLC 144A 5.000%, 6/1/29(1)	40	39
Newell Brands, Inc.
6.375%, 9/15/27	275	276
6.625%, 9/15/29	89	89
6.375%, 5/15/30	60	59
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	105	99
Polaris, Inc. 5.600%, 3/1/31	70	71
Taylor Morrison Communities, Inc. 144A 5.750%, 11/15/32(1)	5	5
	Par Value	Value

Consumer Discretionary—continued
Wayfair LLC 144A 6.750%, 11/15/32(1)	$40	$41
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	175	173
		1,657

Consumer Staples—3.1%
Albertsons Cos., Inc.
144A 4.875%, 2/15/30(1)	155	154
144A 5.750%, 3/31/34(1)	15	15
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	365	369
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	115	115
		653

Energy—13.5%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(1)	100	105
Antero Midstream Partners LP 144A 5.750%, 7/1/34(1)	10	10
Buckeye Partners LP 144A 6.750%, 2/1/30(1)	215	226
Caturus Energy LLC 144A 8.500%, 2/15/30(1)	110	115
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(1)	95	88
Energy Transfer LP
8.000%, 5/15/54	10	11
Series G 7.125%(2)	230	235
Series H 6.500%(2)	410	412
Genesis Energy LP 8.875%, 4/15/30	160	168
Harbour Energy plc 144A 6.327%, 4/1/35(1)	135	137
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(1)	125	132
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	110	111
Kodiak Gas Services LLC 144A 6.750%, 10/1/35(1)	55	56
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(1)	215	221
Mesquite Energy, Inc. 144A 7.250%, 7/15/26(1)(3)	120	— (4)
South Bow Canadian Infrastructure Holdings Ltd.
7.500%, 3/1/55	200	214
7.625%, 3/1/55	15	16
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	115	115
Tidewater, Inc. 144A 9.125%, 7/15/30(1)	60	64
Transocean International Ltd.
144A 8.750%, 2/15/30(1)	71	74
144A 8.500%, 5/15/31(1)	90	89
	Par Value	Value

Energy—continued
144A 7.875%, 10/15/32(1)	$5	$5
Venture Global LNG, Inc.
144A 9.000%(1)(2)	95	75
144A 9.875%, 2/1/32(1)	160	165
		2,844

Financials—23.3%
Acrisure LLC
144A 8.250%, 2/1/29(1)	60	62
144A 6.000%, 8/1/29(1)	95	94
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(1)	125	130
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	240	167
American National Group, Inc. 7.000%, 12/1/55	34	34
Arsenal AIC Parent LLC 144A 11.500%, 10/1/31(1)	55	61
Ascent Resources Utica Holdings LLC 144A 6.625%, 7/15/33(1)	215	223
Azorra Finance Ltd. 144A 7.250%, 1/15/31(1)	110	115
Block, Inc. 6.500%, 5/15/32	210	218
BNP Paribas S.A. 144A 7.450% (1)(2)	215	225
Cipher Compute LLC 144A 7.125%, 11/15/30(1)	5	5
Citigroup, Inc. Series X 3.875% (2)	410	409
DBR Land Holdings LLC 144A 6.250%, 12/1/30(1)	50	51
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(1)	90	95
Focus Financial Partners LLC 144A 6.750%, 9/15/31(1)	35	36
Froneri Lux FinCo S.a.r.l. 144A 6.000%, 8/1/32(1)	110	112
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(1)	205	212
Grifols S.A. 144A 4.750%, 10/15/28(1)	120	119
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(1)	105	108
ION Platform Finance U.S., Inc. 144A 8.750%, 5/1/29(1)	150	152
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	395	389
Lloyds Banking Group plc 6.625% (2)	55	55
Maxam Prill S.a.r.l. 144A 7.750%, 7/15/30(1)	110	114
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	40	36
See Notes to Financial Statements

NEWFLEET HIGH YIELD MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	$195	$195
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(1)	90	91
OneMain Finance Corp.
7.125%, 11/15/31	180	188
6.750%, 3/15/32	15	15
6.500%, 3/15/33	70	71
6.750%, 9/15/33	20	20
Opal Bidco SAS 144A 6.500%, 3/31/32(1)	15	15
Organon & Co. 144A 4.125%, 4/30/28(1)	155	151
Reinsurance Group of America, Inc. 6.650%, 9/15/55	165	171
Rivers Enterprise Lender LLC 144A 6.250%, 10/15/30(1)	20	20
Rocket Cos., Inc. 144A 6.375%, 8/1/33(1)	105	109
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(1)(3)(5)	39	— (4)
SGUS LLC 144A 11.000%, 12/15/29(1)(5)	50	19
Standard Building Solutions, Inc. 144A 5.875%, 3/15/34(1)	70	70
Synergy Infrastructure Holdings LLC 144A 7.875%, 12/1/30(1)	65	67
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	425	420
Virgin Media Vendor Financing Notes IV DAC 144A 5.000%, 7/15/28(1)	55	54
		4,898

Health Care—6.7%
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(1)	5	5
AMN Healthcare, Inc. 144A 6.500%, 1/15/31(1)	40	40
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(1)	5	5
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	165	163
Community Health Systems, Inc.
144A 5.250%, 5/15/30(1)	620	582
144A 4.750%, 2/15/31(1)	125	112
CVS Health Corp. 6.750%, 12/10/54	113	118
Genmab A/S
144A 6.250%, 12/15/32(1)	5	5
144A 7.250%, 12/15/33(1)	5	5
	Par Value	Value

Health Care—continued
IQVIA, Inc. 144A 6.250%, 6/1/32(1)	$70	$73
LifePoint Health, Inc. 144A 9.875%, 8/15/30(1)	95	102
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(1)	180	184
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(1)	5	5
Tenet Healthcare Corp. 144A 6.000%, 11/15/33(1)	20	21
		1,420

Industrials—11.4%
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)	410	424
Carpenter Technology Corp. 144A 5.625%, 3/1/34(1)	5	5
Cimpress plc 144A 7.375%, 9/15/32(1)	175	178
Cornerstone Building Brands, Inc. 144A 9.500%, 8/15/29(1)	175	129
FTAI Aviation Investors LLC 144A 7.000%, 6/15/32(1)	225	237
Garda World Security Corp. 144A 8.375%, 11/15/32(1)	115	117
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	165	176
Global Medical Response, Inc. 144A 7.375%, 10/1/32(1)	50	52
Herc Holdings, Inc.
144A 7.250%, 6/15/33(1)	40	42
144A 6.000%, 3/15/34(1)	40	41
Hilton Domestic Operating Co., Inc. 144A 5.750%, 9/15/33(1)	115	118
Icahn Enterprises LP
6.250%, 5/15/26	15	15
5.250%, 5/15/27	25	25
144A 10.000%, 11/15/29(1)	85	85
Madison IAQ LLC 144A 5.875%, 6/30/29(1)	65	65
Neptune Bidco U.S., Inc.
144A 9.290%, 4/15/29(1)	165	165
144A 10.375%, 5/15/31(1)	10	10
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(1)	145	151
Science Applications International Corp. 144A 5.875%, 11/1/33(1)	65	66
TransDigm, Inc. 144A 6.875%, 12/15/30(1)	195	204
VoltaGrid LLC 144A 7.375%, 11/1/30(1)	60	59
	Par Value	Value

Industrials—continued
White Cap Supply Holdings LLC 144A 7.375%, 11/15/30(1)	$35	$36
		2,400

Information Technology—2.0%
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(1)	160	167
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	60	62
Intel Corp. 3.100%, 2/15/60	210	117
WULF Compute LLC 144A 7.750%, 10/15/30(1)	75	77
		423

Materials—6.2%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)(3)	230	17
Capstone Copper Corp. 144A 6.750%, 3/31/33(1)	125	130
Cleveland-Cliffs, Inc. 144A 7.625%, 1/15/34(1)	80	84
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	215	215
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	39	39
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	230	159
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	215	215
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/30(1)	100	96
Trivium Packaging Finance B.V. 144A 8.250%, 7/15/30(1)	49	52
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	190	201
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	110	105
		1,313

Real Estate—0.8%
Iron Mountain, Inc. 144A 6.250%, 1/15/33(1)	105	106
Millrose Properties, Inc. 144A 6.250%, 9/15/32(1)	65	65
		171

Utilities—8.8%
AES Corp. (The) 7.600%, 1/15/55	410	418
Alpha Generation LLC 144A 6.250%, 1/15/34(1)	40	40
See Notes to Financial Statements

NEWFLEET HIGH YIELD MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Utilities—continued
American Electric Power Co., Inc. 6.950%, 12/15/54	$220	$235
Ferrellgas LP 144A 5.875%, 4/1/29(1)	490	471
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	95	99
144A 8.375%, 2/15/32(1)	70	73
Sempra 6.375%, 4/1/56	55	56
Suburban Propane Partners LP 144A 6.500%, 12/15/35(1)	45	45
Venture Global Plaquemines LNG LLC
144A 7.500%, 5/1/33(1)	5	5
144A 6.500%, 1/15/34(1)	20	20
Vistra Corp. 144A 8.000% (1)(2)	390	400
		1,862

Total Corporate Bonds and Notes (Identified Cost $19,974)		19,818

	Shares
Preferred Stock—1.2%
	Financials—1.2%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	250 (6)	248
	Total Preferred Stock (Identified Cost $244)	248

	Total Long-Term Investments—95.2% (Identified Cost $20,218)	20,066

	TOTAL INVESTMENTS—95.2% (Identified Cost $20,218)	$20,066
	Other assets and liabilities, net—4.8%	1,008
	NET ASSETS—100.0%	$21,074

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée

Footnote Legend:
(1)
Security exempt from registration under Rule 144A
of the Securities Act of 1933. These securities may
be resold in transactions exempt from registration,
normally to qualified institutional buyers. At
December 31, 2025, these securities amounted to a
value of $15,545 or 73.8% of net assets.

(2)	No contractual maturity date.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Amount is less than $500 (not in thousands).
(5)	Security in default; no interest payments are being received.
(6)	Value shown as par value.

Country Weightings†
United States	85%
Canada	4
Luxembourg	3
United Kingdom	2
Cayman Islands	1
France	1
Ireland	1
Other	3
Total	100%
† % of total investments as of December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NEWFLEET HIGH YIELD MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$19,818	$19,801	$17
Equity Securities:
Preferred Stock	248	248	—
Total Investments	$20,066	$20,049	$17
There were no securities valued using quoted prices (Level 1) at December 31, 2025.
Securities held by the Fund with an end of period value of $17 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2025.
See Notes to Financial Statements

Newfleet RMBS MACS
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Par Value	Value
Mortgage-Backed Securities—92.4%
Non-Agency—92.4%
A&D Mortgage Trust
2023-NQM3, A1 144A 6.733%, 7/25/68(1)(2)	$844	$849
2025-NQM2, A1 144A 5.790%, 6/25/70(1)(2)	519	524
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(1)(2)	1,011	981
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(1)(2)	146	141
2021-8, A1 144A 1.820%, 11/25/66(1)(2)	98	88
2022-5, A1 144A 4.500%, 5/25/67(1)(2)	565	562
2023-1, A1 144A 4.750%, 9/26/67(1)(2)	262	261
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(2)	226	221
2019-2, A1 144A 3.347%, 4/25/49(1)(2)	534	522
2022-1, A1B 144A 3.269%, 12/25/56(1)(2)	670	642
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(2)	818	782
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(1)(2)	95	93
CoreVest American Finance Trust
2018-1, D 144A 4.920%, 6/15/51(1)	169	170
2019-3, C 144A 3.265%, 10/15/52(1)	295	279
2020-3, A 144A 1.358%, 8/15/53(1)	30	30
Credit Suisse Mortgage Capital Trust
2020-NQM1, A1 144A 2.208%, 5/25/65(1)(2)	31	30
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(2)	382	347
EFMT 2025-NQM2, A1 144A 5.596%, 6/25/70(1)(2)	326	329
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(1)(2)	354	344
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(1)	420	413
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(1)(2)	64	59
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(1)(2)	219	201
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(2)	1,146	1,148
	Par Value	Value
Non-Agency—continued
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(1)(2)	$1,150	$1,146
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(1)(2)	34	33
2017-3, 2A2 144A 2.500%, 8/25/47(1)(2)	29	25
2017-4, A3 144A 3.500%, 11/25/48(1)(2)	69	63
2017-5, A1 144A 4.746%, 10/26/48(1)(2)	19	20
2018-7FRB, A2 (1 month Term SOFR + 0.864%) 144A 4.596%, 4/25/46(1)(2)	810	796
2024-CES1, A1A 144A 5.919%, 6/25/54(1)(2)	145	146
2025-CES1, A1 144A 5.666%, 5/25/55(1)(2)	284	287
2025-NQM2, A1 144A 5.567%, 9/25/65(1)(2)	425	429
MetLife Securitization Trust
2017-1A, M1 144A 3.389%, 4/25/55(1)(2)	1,110	1,019
2019-1A, A1A 144A 3.750%, 4/25/58(1)(2)	35	34
MFA Trust
2022-INV2, A1 144A 4.950%, 7/25/57(1)(2)	1,113	1,111
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(2)	375	372
2024-NQM2, A1 144A 5.272%, 8/25/69(1)(2)	715	716
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(2)	42	41
2019-1, M2 144A 3.500%, 10/25/69(1)(2)	774	721
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(2)	168	164
2015-2A, A1 144A 3.750%, 8/25/55(1)(2)	126	123
2016-4A, A1 144A 3.750%, 11/25/56(1)(2)	59	57
2017-2A, A3 144A 4.000%, 3/25/57(1)(2)	340	332
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(2)	174	167
2022-NQM2, A1 144A 3.079%, 3/27/62(1)(2)	70	66
2016-2A, A1 144A 3.750%, 11/26/35(1)(2)	28	27
2018-1A, A1A 144A 4.000%, 12/25/57(1)(2)	227	223
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(2)	682	600
	Par Value	Value
Non-Agency—continued
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(1)(2)	$570	$532
OBX Trust
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(2)	173	174
2023-NQM9, A1 144A 7.159%, 10/25/63(1)(2)	609	617
2024-NQM16, A1 144A 5.530%, 10/25/64(1)(2)	345	348
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(1)(2)	74	74
PRET Trust 2025-NPL1, A1 144A 6.063%, 2/25/55(1)(2)	577	578
PRKCM Trust 2022-AFC1, A1A 144A 4.100%, 4/25/57(1)(2)	646	644
Provident Funding Mortgage Trust 2025-1, A3 144A 5.500%, 2/25/55(1)(2)	313	315
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(1)(2)	189	166
2023-CES1, A1A 144A 6.515%, 6/25/43(1)(2)	171	171
2024-CES1, A1A 144A 6.025%, 2/25/44(1)(2)	259	261
2025-CES5, A1A 144A 5.687%, 5/25/55(1)(2)	408	413
Residential Mortgage Loan Trust 2020-1, A1 144A 2.376%, 1/26/60(1)(2)	11	11
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(2)	64	63
Starwood Mortgage Residential Trust 2021-5, A2 144A 2.178%, 9/25/66(1)(2)	679	598
Towd Point Mortgage Trust
2016-4, B1 144A 3.961%, 7/25/56(1)(2)	885	865
2017-1, M1 144A 3.750%, 10/25/56(1)(2)	320	317
2017-4, A2 144A 3.000%, 6/25/57(1)(2)	405	387
2018-2, A2 144A 3.500%, 3/25/58(1)(2)	895	876
2018-6, A1A 144A 3.750%, 3/25/58(1)(2)	10	10
2018-6, A2 144A 3.750%, 3/25/58(1)(2)	1,190	1,104
2019-1, A1 144A 3.750%, 3/25/58(1)(2)	237	231
2019-2, A2 144A 3.750%, 12/25/58(1)(2)	790	725
2019-4, A2 144A 3.250%, 10/25/59(1)(2)	965	884
See Notes to Financial Statements

Newfleet RMBS MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value
Non-Agency—continued
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 5.446%, 5/25/58(1)(2)	$215	$215
2020-MH1, A2 144A 2.500%, 2/25/60(1)(2)	1,115	1,078
2021-1, A2 144A 2.750%, 11/25/61(1)(2)	1,595	1,376
2023-1, A1 144A 3.750%, 1/25/63(1)	66	64
2024-1, A1 144A 4.859%, 3/25/64(1)(2)	125	126
2024-CES1, A1A 144A 5.848%, 1/25/64(1)(2)	377	379
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(1)	1,105	1,050
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	775	765
Verus Securitization Trust 2023-1, A1 144A 5.850%, 12/25/67(1)(2)	61	61
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(1)(2)	5	5
2020-1R, A2 144A 1.567%, 11/25/55(1)	65	63
2021-1R, A1 144A 1.280%, 5/25/56(1)	105	98
2022-1, A2 144A 5.850%, 8/25/57(1)(2)	275	274
	Par Value	Value
Non-Agency—continued
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(2)	$44	$39
Total Mortgage-Backed Securities (Identified Cost $33,452)		33,691

Asset-Backed Securities—2.2%
Other—2.2%
Progress Residential Trust
2021-SFR3, D 144A 2.288%, 5/17/26(1)	665	660
2021-SFR6, D 144A 2.225%, 7/17/38(1)	145	143
		803

Total Asset-Backed Securities (Identified Cost $807)		803

Total Long-Term Investments—94.6% (Identified Cost $34,259)		34,494

TOTAL INVESTMENTS—94.6% (Identified Cost $34,259)		$34,494
Other assets and liabilities, net—5.4%		1,986
NET ASSETS—100.0%		$36,480

Abbreviation:
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)
Security exempt from registration under Rule 144A
of the Securities Act of 1933. These securities may
be resold in transactions exempt from registration,
normally to qualified institutional buyers. At
December 31, 2025, these securities amounted to a
value of $34,431 or 94.4% of net assets.

(2)
Variable rate security. Rate disclosed is as of
December 31, 2025. Information in parenthesis
represents benchmark and reference rate for each
security. Certain variable rate securities are not
based on a published reference rate and spread but
are determined by the issuer or agent and are based
on current market conditions, or, for
mortgage-backed securities, are impacted by the
individual mortgages which are paying off over
time. These securities do not indicate a reference
rate and spread in their descriptions.

The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Mortgage-Backed Securities	$33,691	$33,691
Asset-Backed Securities	803	803
Total Investments	$34,494	$34,494
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix High Yield MACS
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Par Value	Value
Corporate Bonds and Notes—97.5%
Communication Services—6.6%
ANGI Group LLC 144A 3.875%, 8/15/28(1)	$50	$46
Cable One, Inc. 144A 4.000%, 11/15/30(1)	45	35
Light & Wonder International, Inc. 144A 6.250%, 10/1/33(1)	55	56
Live Nation Entertainment, Inc. 144A 3.750%, 1/15/28(1)	50	49
ROBLOX Corp. 144A 3.875%, 5/1/30(1)	50	48
Sirius XM Radio LLC 144A 5.000%, 8/1/27(1)	50	50
Snap, Inc. 144A 6.875%, 3/1/33(1)	50	52
		336

Consumer Discretionary—16.1%
Allison Transmission, Inc. 144A 5.875%, 6/1/29(1)	50	51
Amer Sports Co. 144A 6.750%, 2/16/31(1)	50	52
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	50	52
Crocs, Inc. 144A 4.125%, 8/15/31(1)	60	55
Dream Finders Homes, Inc. 144A 8.250%, 8/15/28(1)	50	52
FirstCash, Inc. 144A 6.875%, 3/1/32(1)	50	52
Group 1 Automotive, Inc. 144A 6.375%, 1/15/30(1)	50	52
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	50	50
LGI Homes, Inc. 144A 8.750%, 12/15/28(1)	50	52
Lithia Motors, Inc. 144A 4.375%, 1/15/31(1)	50	48
NCL Corp., Ltd. 144A 7.750%, 2/15/29(1)	50	53
Phinia, Inc. 144A 6.750%, 4/15/29(1)	50	52
Sonic Automotive, Inc. 144A 4.625%, 11/15/29(1)	50	49
Thor Industries, Inc. 144A 4.000%, 10/15/29(1)	50	48
TopBuild Corp. 144A 4.125%, 2/15/32(1)	50	48
Weekley Homes LLC 144A 6.750%, 1/15/34(1)	26	26
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	30	30
		822

	Par Value	Value

Consumer Staples—4.0%
BellRing Brands, Inc. 144A 7.000%, 3/15/30(1)	$50	$52
Performance Food Group, Inc. 144A 5.500%, 10/15/27(1)	50	50
Post Holdings, Inc. 144A 6.250%, 2/15/32(1)	50	51
Turning Point Brands, Inc. 144A 7.625%, 3/15/32(1)	49	52
		205

Energy—9.5%
Chord Energy Corp.
144A 6.000%, 10/1/30(1)	52	53
144A 6.750%, 3/15/33(1)	50	52
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(1)	50	51
Matador Resources Co.
144A 6.875%, 4/15/28(1)	50	51
144A 6.500%, 4/15/32(1)	50	51
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	29	30
Rockies Express Pipeline LLC 144A 4.950%, 7/15/29(1)	50	50
Tidewater, Inc. 144A 9.125%, 7/15/30(1)	24	26
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	40	41
Valaris Ltd. 144A 8.375%, 4/30/30(1)	25	26
Venture Global LNG, Inc. 144A 9.500%, 2/1/29(1)	50	52
		483

Financials—16.0%
Ascent Resources Utica Holdings LLC 144A 6.625%, 10/15/32(1)	50	52
DBR Land Holdings LLC 144A 6.250%, 12/1/30(1)	6	6
goeasy Ltd. 144A 6.875%, 5/15/30(1)	50	48
Hilcorp Energy I LP 144A 8.375%, 11/1/33(1)	50	51
Kinetik Holdings LP 144A 6.625%, 12/15/28(1)	50	51
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	50	51
PennyMac Financial Services, Inc. 144A 7.875%, 12/15/29(1)	50	53
PRA Group, Inc. 144A 8.875%, 1/31/30(1)	50	52
Rocket Cos., Inc.
144A 6.500%, 8/1/29(1)	50	52
144A 6.125%, 8/1/30(1)	26	27
144A 6.375%, 8/1/33(1)	12	13
	Par Value	Value

Financials—continued
Rocket Mortgage LLC 144A 3.625%, 3/1/29(1)	$50	$48
Ryan Specialty LLC 144A 5.875%, 8/1/32(1)	62	63
Sabre Financial Borrower LLC 144A 11.125%, 6/15/29(1)	13	13
Standard Building Solutions, Inc.
144A 6.500%, 8/15/32(1)	50	51
144A 6.250%, 8/1/33(1)	6	6
Starwood Property Trust, Inc. 144A 5.250%, 10/15/28(1)	15	15
Transocean International Ltd. 144A 7.875%, 10/15/32(1)	5	5
UWM Holdings LLC 144A 6.625%, 2/1/30(1)	50	51
Viking Cruises Ltd. 144A 9.125%, 7/15/31(1)	50	54
Vistra Operations Co. LLC 144A 7.750%, 10/15/31(1)	50	53
		815

Health Care—3.0%
DaVita, Inc. 144A 6.875%, 9/1/32(1)	50	52
Hologic, Inc. 144A 3.250%, 2/15/29(1)	50	49
Insulet Corp. 144A 6.500%, 4/1/33(1)	49	51
		152

Industrials—18.9%
ADT Security Corp. (The) 144A 4.875%, 7/15/32(1)	50	48
Advanced Drainage Systems, Inc. 144A 6.375%, 6/15/30(1)	50	51
APi Group DE, Inc. 144A 4.750%, 10/15/29(1)	50	49
Arcosa, Inc. 144A 6.875%, 8/15/32(1)	50	53
Axon Enterprise, Inc. 144A 6.125%, 3/15/30(1)	50	52
Boise Cascade Co. 144A 4.875%, 7/1/30(1)	50	50
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 7.500%, 2/1/32(1)	50	51
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)	50	52
BWX Technologies, Inc. 144A 4.125%, 6/30/28(1)	50	49
Clean Harbors, Inc. 144A 5.125%, 7/15/29(1)	50	50
See Notes to Financial Statements

Seix High Yield MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Industrials—continued
Dycom Industries, Inc. 144A 4.500%, 4/15/29(1)	$50	$49
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	50	52
Herc Holdings, Inc. 144A 6.625%, 6/15/29(1)	50	52
Manitowoc Co., Inc. (The) 144A 9.250%, 10/1/31(1)	50	54
Masterbrand, Inc. 144A 7.000%, 7/15/32(1)	50	52
Ritchie Bros Holdings, Inc. 144A 7.750%, 3/15/31(1)	50	52
Roller Bearing Co. of America, Inc. 144A 4.375%, 10/15/29(1)	50	49
TransDigm, Inc. 144A 6.750%, 8/15/28(1)	50	51
Vertiv Group Corp. 144A 4.125%, 11/15/28(1)	50	49
		965

Information Technology—8.0%
Amentum Holdings, Inc. 144A 7.250%, 8/1/32(1)	50	53
Ciena Corp. 144A 4.000%, 1/31/30(1)	50	48
Elastic N.V. 144A 4.125%, 7/15/29(1)	50	49
Entegris Escrow Corp. 144A 4.750%, 4/15/29(1)	50	50
Fair Isaac Corp. 144A 4.000%, 6/15/28(1)	50	49
PTC, Inc. 144A 4.000%, 2/15/28(1)	50	49
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	50	52
WESCO Distribution, Inc.
144A 6.625%, 3/15/32(1)	50	52
144A 6.375%, 3/15/33(1)	5	5
		407

Materials—7.9%
Cleveland-Cliffs, Inc. 144A 7.375%, 5/1/33(1)	45	47
	Par Value	Value

Materials—continued
Enerflex, Inc. 144A 6.875%, 1/15/31(1)	$14	$14
Fortescue Treasury Pty Ltd. 144A 6.125%, 4/15/32(1)	50	52
Graphic Packaging International LLC 144A 6.375%, 7/15/32(1)	50	51
Hecla Mining Co. 7.250%, 2/15/28	28	28
Knife River Corp. 144A 7.750%, 5/1/31(1)	50	52
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(1)	50	52
Sealed Air Corp. 144A 6.875%, 7/15/33(1)	50	53
Smyrna Ready Mix Concrete LLC 144A 8.875%, 11/15/31(1)	50	54
		403

Real Estate—3.0%
Forestar Group, Inc. 144A 5.000%, 3/1/28(1)	50	50
Howard Hughes Corp. (The) 144A 5.375%, 8/1/28(1)	50	50
Iron Mountain, Inc. 144A 6.250%, 1/15/33(1)	50	51
		151

Utilities—4.5%
Hawaiian Electric Co., Inc. 144A 6.000%, 10/1/33(1)	12	12
NRG Energy, Inc. 144A 6.250%, 11/1/34(1)	50	51
Talen Energy Supply LLC
144A 8.625%, 6/1/30(1)	50	53
144A 6.250%, 2/1/34(1)	13	13
144A 6.500%, 2/1/36(1)	13	13
Venture Global Calcasieu Pass LLC 144A 6.250%, 1/15/30(1)	6	6
	Par Value	Value

Utilities—continued
Venture Global Plaquemines LNG LLC
144A 6.125%, 12/15/30(1)	$27	$28
144A 7.750%, 5/1/35(1)	48	53
		229

Total Corporate Bonds and Notes (Identified Cost $4,885)		4,968

Total Long-Term Investments—97.5% (Identified Cost $4,885)		4,968

TOTAL INVESTMENTS—97.5% (Identified Cost $4,885)		$4,968
Other assets and liabilities, net—2.5%		127
NET ASSETS—100.0%		$5,095

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)
Security exempt from registration under Rule 144A
of the Securities Act of 1933. These securities may
be resold in transactions exempt from registration,
normally to qualified institutional buyers. At
December 31, 2025, these securities amounted to a
value of $4,940 or 97.0% of net assets.

Country Weightings†
United States	91%
Canada	3
Bermuda	3
Australia	1
Netherlands	1
Cayman Islands	1
Total	100%
† % of total investments as of December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix High Yield MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$4,968	$4,968
Total Investments	$4,968	$4,968
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
See Notes to Financial Statements

Stone Harbor EMD MACS
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Par Value(1)	Value
Foreign Government Securities—4.3%
Egypt—0.8%
African Export-Import Bank (The) 144A 2.634%, 5/17/26(2)	$45	$44
South Korea—3.5%
Korea Gas Corp. RegS 2.000%, 7/13/31(3)	200	179
Total Foreign Government Securities (Identified Cost $217)		223

Corporate Bonds and Notes—94.8%
Angola—1.0%
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	50	50
Argentina—3.9%
Generacion Mediterranea S.A. 144A 11.000%, 11/1/31(2)(4)	39	27
MSU Energy S.A. 144A 9.750%, 12/5/30(2)	49	48
Telecom Argentina S.A.
144A 9.500%, 7/18/31(2)	24	25
144A 9.250%, 5/28/33(2)	26	27
YPF Energia Electrica S.A. 144A 7.875%, 10/16/32(2)	36	36
YPF S.A. 144A 9.500%, 1/17/31(2)	38	41
		204

Brazil—11.4%
3R Lux S.a.r.l. 144A 9.750%, 2/5/31(2)	12	12
Adecoagro S.A. 144A 7.500%, 7/29/32(2)	21	20
Axia Energia 144A 6.500%, 1/11/35(2)	25	25
Braskem Netherlands Finance B.V. 144A 4.500%, 1/31/30(2)	59	23
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(2)	33	34
CSN Resources S.A. 144A 4.625%, 6/10/31(2)	28	21
Eldorado Intl. Finance GmbH 144A 8.500%, 12/1/32(2)	19	20
FORESEA Holding S.A. 144A 7.500%, 6/15/30(2)	39	38
FS Luxembourg S.a.r.l. 144A 8.875%, 2/12/31(2)	17	18
JBS USA Holding Lux S.a.r.l. 4.375%, 2/2/52	18	14
	Par Value(1)	Value

Brazil—continued
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)	$38	$34
Movida Europe S.A. 144A 7.850%, 4/11/29(2)	20	19
OHI Group S.A. 144A 13.000%, 7/22/29(2)	30	30
PRIO Luxembourg Holding S.a.r.l. 144A 6.750%, 10/15/30(2)	19	19
Raizen Fuels Finance S.A.
144A 5.300%, 1/20/27(2)	11	11
144A 6.250%, 7/8/32(2)	12	10
Samarco Mineracao S.A. (9.500% PIK) 144A 9.500%, 6/30/31(2)(5)	45	46
Simpar Europe S.A. 144A 5.200%, 1/26/31(2)	48	38
Sitios Latinoamerica SAB de C.V. 144A 5.375%, 4/4/32(2)	19	19
Suzano Austria GmbH 3.750%, 1/15/31	55	52
Trident Energy Finance plc 144A 12.500%, 11/30/29(2)	19	19
Vamos Europe S.A. 144A 9.200%, 1/26/31(2)	22	21
Yinson Bergenia Production B.V. 144A 8.498%, 1/31/45(2)	16	17
Yinson Boronia Production B.V. 144A 8.947%, 7/31/42(2)	26	28
		588

Chile—3.8%
ATP Tower Holdings 144A 7.875%, 2/3/30(2)	22	23
Banco de Chile 144A 2.990%, 12/9/31(2)	60	55
Banco de Credito e Inversiones S.A. 144A 7.500% (2)(6)	37	39
Cia Cervecerias Unidas S.A. 144A 3.350%, 1/19/32(2)	44	40
Inversiones CMPC S.A. 144A 6.700%, 12/9/57(2)	42	42
		199

China—10.0%
Alibaba Group Holding Ltd. 3.150%, 2/9/51	35	24
CK Hutchison International 24 II Ltd. (Hong Kong), 144A 4.750%, 9/13/34(2)	110	109
ENN Clean Energy International Investment Ltd. 144A 3.375%, 5/12/26(2)	50	50
	Par Value(1)	Value

China—continued
Melco Resorts Finance Ltd. (Macau) RegS 5.375%, 12/4/29(3)	$84	$83
Sands China Ltd. (Macau) 5.400%, 8/8/28	100	102
Standard Chartered plc (Hong Kong) 144A 2.678%, 6/29/32(2)	115	104
Tencent Holdings Ltd. 144A 2.390%, 6/3/30(2)	50	47
		519

Colombia—3.0%
AI Candelaria -Spain- S.A. 144A 5.750%, 6/15/33(2)	39	35
Banco Davivienda S.A. 144A 8.125%, 7/2/35(2)	38	39
Ecopetrol S.A. 7.375%, 9/18/43	22	20
Geopark Ltd. 144A 8.750%, 1/31/30(2)	22	20
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(2)	31	22
SierraCol Energy Andina LLC 144A 9.000%, 11/14/30(2)	18	17
		153

Czech Republic—2.3%
CPI Property Group S.A. RegS 6.000%, 1/27/32(3)	100 EUR	118
Ghana—0.9%
Kosmos Energy Ltd. RegS 7.750%, 5/1/27(3)	50	46
Guatemala—0.8%
CT Trust 144A 5.125%, 2/3/32(2)	11	11
Investment Energy Resources Ltd. 144A 6.250%, 4/26/29(2)	28	28
		39

India—7.5%
Adani Electricity Mumbai Ltd. 144A 3.949%, 2/12/30(2)	150	140
Adani Renewable Energy RJ Ltd. 144A 4.625%, 10/15/39(2)	82	70
JSW Hydro Energy Ltd. 144A 4.125%, 5/18/31(2)	70	65
Shriram Finance Ltd. 144A 6.625%, 4/22/27(2)	50	51
See Notes to Financial Statements

Stone Harbor EMD MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

India—continued
Vedanta Resources Finance II plc
144A 10.875%, 9/17/29(2)	$9	$9
144A 9.475%, 7/24/30(2)	50	51
		386

Indonesia—4.8%
Freeport Indonesia PT RegS 5.315%, 4/14/32(3)	60	61
Medco Bell Pte Ltd. RegS 6.375%, 1/30/27(3)	100	100
Minejesa Capital B.V. 144A 4.625%, 8/10/30(2)	90	90
		251

Israel—4.8%
Energean Israel Finance Ltd.
144A, RegS 5.375%, 3/30/28(2)(3)	7	7
144A, RegS 5.875%, 3/30/31(2)(3)	13	13
Leviathan Bond Ltd.
144A, RegS 6.500%, 6/30/27(2)(3)	50	50
144A, RegS 6.750%, 6/30/30(2)(3)	145	147
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	30	30
		247

Kazakhstan—1.8%
KazMunayGas National Co. JSC
144A 3.500%, 4/14/33(2)	75	68
144A 5.750%, 4/19/47(2)	27	25
		93

Kuwait—0.8%
NBK Tier 1 Ltd. 144A 6.375% (2)(6)	39	40
Malaysia—0.3%
Petronas Capital Ltd. 144A 4.950%, 1/3/31(2)	13	13
Mexico—5.7%
Alpek SAB de C.V. 144A 3.250%, 2/25/31(2)	29	25
Banco Mercantil del Norte S.A.
144A 7.500%(2)(6)	49	50
RegS 5.750%, 10/4/31(3)	28	28
Braskem Idesa SAPI 144A 6.990%, 2/20/32(2)(4)	6	3
Cemex SAB de C.V.
144A 5.125%(2)(6)	34	34
144A 7.200%(2)(6)	30	31
Grupo Aeromexico SAB de C.V. 144A 8.625%, 11/15/31(2)	36	37
	Par Value(1)	Value

Mexico—continued
Orbia Advance Corp. SAB de C.V. 144A 7.500%, 5/13/35(2)	$14	$14
Poinsettia Finance Ltd. S.a.r.l. RegS 6.625%, 6/17/31(3)	32	32
Saavi Energia S.a.r.l. 144A 8.875%, 2/10/35(2)	18	19
Southern Copper Corp. 6.750%, 4/16/40	6	7
Tierra Mojada Luxembourg II S.a.r.l. 144A 5.750%, 12/1/40(2)	16	16
		296

Morocco—2.1%
OCP S.A.
144A 6.875%, 4/25/44(2)	20	21
144A 7.500%, 5/2/54(2)	79	87
		108

Nigeria—3.0%
Access Bank plc 144A 6.125%, 9/21/26(2)	15	15
IHS Holding Ltd.
144A 7.875%, 5/29/30(2)	33	34
144A 8.250%, 11/29/31(2)	52	54
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(2)	54	54
		157

Peru—1.8%
Banco de Credito del Peru S.A.
144A 5.800%, 3/10/35(2)	25	25
144A 6.450%, 7/30/35(2)	6	6
Orazul Energy Peru S.A. 144A 6.250%, 9/17/32(2)	20	20
Scotiabank Peru SAA 144A 6.100%, 10/1/35(2)	26	27
Volcan Cia Minera SAA 144A 8.500%, 10/28/32(2)	16	17
		95

Poland—1.2%
ORLEN S.A. 144A 6.000%, 1/30/35(2)	60	63
Saudi Arabia—2.9%
Acwa Power Management & Investments One Ltd. 144A 5.950%, 12/15/39(2)	85	87
EIG Pearl Holdings S.a.r.l. 144A 3.545%, 8/31/36(2)	66	61
		148

	Par Value(1)	Value

Singapore—0.2%
United Overseas Bank Ltd. (SOFR + 0.580%) 144A 4.308%, 4/2/28(2)(7)	$10	$10
South Africa—4.1%
Prosus N.V. RegS 3.061%, 7/13/31(3)	125	114
Sasol Financing USA LLC 4.375%, 9/18/26	100	99
		213

South Korea—0.4%
Hanwha Life Insurance Co., Ltd. 144A 6.300%, 6/24/55(2)	20	21
Taiwan—1.7%
TSMC Global Ltd. RegS 1.375%, 9/28/30(3)	100	88
Tanzania—2.6%
HTA Group Ltd. 144A 7.500%, 6/4/29(2)	129	133
Thailand—2.2%
Thaioil Treasury Center Co., Ltd.
RegS 4.875%, 1/23/43(3)	100	89
RegS 3.500%, 10/17/49(3)	38	27
		116

Turkey—3.2%
Aydem Yenilenebilir Enerji AS 144A 9.875%, 9/30/30(2)	23	23
Turk Telekomunikasyon AS 144A 6.950%, 10/7/32(2)	20	20
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(2)	75	80
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(2)	27	27
Zorlu Enerji Elektrik Uretim AS 144A 11.000%, 4/23/30(2)	21	18
		168

Ukraine—1.4%
Metinvest B.V. 144A 7.750%, 10/17/29(2)	35	26
VF Ukraine PAT via VFU Funding plc 144A 9.625%, 2/11/27(2)	51	49
		75

United Arab Emirates—3.6%
Abu Dhabi National Energy Co. PJSC 144A 4.696%, 4/24/33(2)	100	101
See Notes to Financial Statements

Stone Harbor EMD MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

United Arab Emirates—continued
DP World Ltd. 144A 4.700%, 9/30/49(2)	$100	$86
		187

Vietnam—1.1%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)	58	57
Zambia—0.5%
First Quantum Minerals Ltd. 144A 8.625%, 6/1/31(2)	24	25
Total Corporate Bonds and Notes (Identified Cost $4,824)		4,906

Total Long-Term Investments—99.1% (Identified Cost $5,041)		5,129

TOTAL INVESTMENTS—99.1% (Identified Cost $5,041)		$5,129
Other assets and liabilities, net—0.9%		49
NET ASSETS—100.0%		$5,178

Abbreviations:
JSC	Joint Stock Company
LLC	Limited Liability Company
PIK	Payment-in-Kind Security
PJSC	Public Joint Stock Company
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Foreign Currencies:
EUR	Euro

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under Rule 144A
of the Securities Act of 1933. These securities may
be resold in transactions exempt from registration,
normally to qualified institutional buyers. At
December 31, 2025, these securities amounted to a
value of $3,817 or 73.7% of net assets.

(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Security in default; no interest payments are being received.
(5)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(6)	No contractual maturity date.
(7)
Variable rate security. Rate disclosed is as of
December 31, 2025. Information in parenthesis
represents benchmark and reference rate for each
security. Certain variable rate securities are not
based on a published reference rate and spread but
are determined by the issuer or agent and are based
on current market conditions, or, for
mortgage-backed securities, are impacted by the
individual mortgages which are paying off over
time. These securities do not indicate a reference
rate and spread in their descriptions.

Country Weightings†
Brazil	11%
China	10
India	8
Mexico	6
Indonesia	5
Israel	5
South Africa	4
Other	51
Total	100%
† % of total investments as of December 31, 2025.

Forward foreign currency exchange contracts as of December 31, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	125	EUR	107	CITI	01/09/26	$—	$— (1)
Total						$—	$— (1)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Stone Harbor EMD MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$223	$223
Corporate Bonds and Notes	4,906	4,906
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	— (1)	— (1)
Total Investments	$5,129	$5,129

(1)	Amount is less than $500 (not in thousands).
*	Forward Foreign Currency Exchange Contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited)
December 31, 2025
(Reported in thousands except shares and per share amounts)

	Newfleet ABS MACS	Newfleet CMBS MACS	Newfleet Floating Rate MACS	Newfleet High Yield MACS
Assets
Investment in securities at value(1)	$32,099	$15,915	$14,365	$20,066
Cash	1,720	1,552	1,357	707
Receivables
Investment securities sold	—	—	125	—
Dividends and interest	101	62	100	352
Receivable from adviser	18	14	16	14
Unrealized appreciation on unfunded loan commitment(2)	—	—	— (a)	—
Prepaid Trustees’ retainer	3	—	—	1
Prepaid expenses	3	2	2	1
Total assets	33,944	17,545	15,965	21,141
Liabilities
Payables
Investment securities purchased	—	—	174	—
Administration and accounting fees	32	30	32	30
Transfer agent and sub-transfer agent fees and expenses	1	1	1	1
Professional fees	24	24	28	25
Other accrued expenses	13	7	16	11
Total liabilities	70	62	251	67
Net Assets	$33,874	$17,483	$15,714	$21,074
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$34,181	$17,676	$16,664	$21,925
Accumulated earnings (loss)	(307)	(193)	(950)	(851)
Net Assets	$33,874	$17,483	$15,714	$21,074
Net Assets:
Shares Outstanding (unlimited number of shares authorized, no par value)	3,409,495	1,741,950	1,624,820	2,147,089
Net Asset Value and Redemption Price Per Share	$9.94	$10.04	$9.67	$9.82
(1) Investment in securities at cost	$32,419	$15,881	$14,476	$20,218
(2) See Schedule of Investments for schedule of unfunded loan commitments.

(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
December 31, 2025
(Reported in thousands except shares and per share amounts)

	Newfleet RMBS MACS	Seix High Yield MACS	Stone Harbor EMD MACS
Assets
Investment in securities at value(1)	$34,494	$4,968	$5,129
Cash	1,905	119	26
Receivables
Dividends and interest	128	90	81
Receivable from adviser	20	8	8
Prepaid Trustees’ retainer	1	— (a)	— (a)
Prepaid expenses	3	— (a)	— (a)
Total assets	36,551	5,185	5,244
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	—	—	— (a)
Payables
Investment securities purchased	—	4	—
Dividend distributions	—	26	—
Administration and accounting fees	32	29	29
Transfer agent and sub-transfer agent fees and expenses	1	— (a)	— (a)
Professional fees	24	23	25
Other accrued expenses	14	8	12
Total liabilities	71	90	66
Net Assets	$36,480	$5,095	$5,178
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$38,243	$5,037	$5,109
Accumulated earnings (loss)	(1,763)	58	69
Net Assets	$36,480	$5,095	$5,178
Net Assets:
Shares Outstanding (unlimited number of shares authorized, no par value)	3,593,614	503,701	510,863
Net Asset Value and Redemption Price Per Share	$10.15	$10.12	$10.14
(1) Investment in securities at cost	$34,259	$4,885	$5,041

(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited)
SIX MONTHS ENDED December 31, 2025
($ reported in thousands)

	Newfleet ABS MACS	Newfleet CMBS MACS	Newfleet Floating Rate MACS	Newfleet High Yield MACS
Investment Income
Dividends	$—	$—	$19	$—
Interest	1,041	423	384	786
Total investment income	1,041	423	403	786
Expenses
Administration and accounting fees	37	28	28	29
Transfer agent fees and expenses	8	4	4	5
Custodian fees	2	2	2	2
Printing fees and expenses	5	2	4	3
Professional fees	28	26	33	25
Registration fees	3	1	2	1
Trustees’ fees and expenses	14	8	7	8
Miscellaneous expenses	6	4	7	4
Total expenses	103	75	87	77
Less net expenses reimbursed and/or waived by investment adviser	(103)	(75)	(87)	(77)
Net expenses	—	—	—	—
Net investment income (loss)	1,041	423	403	786
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	35	20	(113)	(176)
Net change in unrealized appreciation (depreciation) on:
Investments	(425)	7	7	(6)
Net realized and unrealized gain (loss) on investments	(390)	27	(106)	(182)
Net increase (decrease) in net assets resulting from operations	$651	$450	$297	$604
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited) (Continued)
SIX MONTHS ENDED December 31, 2025
($ reported in thousands)

	Newfleet RMBS MACS	Seix High Yield MACS	Stone Harbor EMD MACS
Investment Income
Interest	$1,073	$153	$176
Total investment income	1,073	153	176
Expenses
Administration and accounting fees	39	21	22
Transfer agent fees and expenses	9	1	1
Custodian fees	2	1	1
Printing fees and expenses	6	1	1
Professional fees	32	17	18
Registration fees	3	— (a)	— (a)
Trustees’ fees and expenses	16	2	2
Miscellaneous expenses	7	3	2
Total expenses	114	46	47
Less net expenses reimbursed and/or waived by investment adviser	(114)	(46)	(47)
Net expenses	—	—	—
Net investment income (loss)	1,073	153	176
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	77	(1)	(12)
Forward foreign currency exchange contracts	—	—	(7)
Net change in unrealized appreciation (depreciation) on:
Investments	60	41	79
Foreign currency transactions	—	—	— (a)
Forward foreign currency exchange contracts	—	—	9
Net realized and unrealized gain (loss) on investments	137	40	69
Net increase (decrease) in net assets resulting from operations	$1,210	$193	$245

(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)

	Newfleet ABS MACS		Newfleet CMBS MACS
	Six Months Ended December 31, 2025 (Unaudited)	From Inception February 5, 2025 to June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	From Inception February 5, 2025 to June 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$1,041	$833	$423	$605
Net realized gain (loss)	35	10	20	(35)
Net increase from payment by affiliate	—	—	—	4
Net change in unrealized appreciation (depreciation)	(425)	105	7	27
Increase (decrease) in net assets resulting from operations	651	948	450	601
Dividends and Distributions to Shareholders
Net investment income and net realized gains	(1,035)	(805)	(477)	(475)
Total dividends and distributions to shareholders	(1,035)	(805)	(477)	(475)
Change in Net Assets from Capital Transactions (See Note 6)
Increase (decrease) in net assets from capital transactions	(3,950)	38,065	(3,294)	20,678
Net increase (decrease) in net assets	(4,334)	38,208	(3,321)	20,804
Net Assets
Beginning of period	38,208	—	20,804	—
End of Period	$33,874	$38,208	$17,483	$20,804
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	Newfleet Floating Rate MACS		Newfleet High Yield MACS
	Six Months Ended December 31, 2025 (Unaudited)	From Inception February 5, 2025 to June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	From Inception February 5, 2025 to June 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$403	$494	$786	$703
Net realized gain (loss)	(113)	(286)	(176)	(94)
Net change in unrealized appreciation (depreciation)	7	(118)	(6)	(146)
Increase (decrease) in net assets resulting from operations	297	90	604	463
Dividends and Distributions to Shareholders
Net investment income and net realized gains	(754)	(355)	(771)	(688)
Total dividends and distributions to shareholders	(754)	(355)	(771)	(688)
Change in Net Assets from Capital Transactions (See Note 6)
Increase (decrease) in net assets from capital transactions	(5,040)	21,476	(643)	22,109
Net increase (decrease) in net assets	(5,497)	21,211	(810)	21,884
Net Assets
Beginning of period	21,211	—	21,884	—
End of Period	$15,714	$21,211	$21,074	$21,884
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	Newfleet RMBS MACS		Seix High Yield MACS
	Six Months Ended December 31, 2025 (Unaudited)	From Inception February 5, 2025 to June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	From Inception February 5, 2025 to June 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$1,073	$1,116	$153	$121
Net realized gain (loss)	77	(18)	(1)	(28)
Net change in unrealized appreciation (depreciation)	60	175	41	42
Increase (decrease) in net assets resulting from operations	1,210	1,273	193	135
Dividends and Distributions to Shareholders
Net investment income and net realized gains	(902)	(906)	(153)	(117)
Total dividends and distributions to shareholders	(902)	(906)	(153)	(117)
Change in Net Assets from Capital Transactions (See Note 6)
Increase (decrease) in net assets from capital transactions	(10,844)	46,649	1	5,036
Net increase (decrease) in net assets	(10,536)	47,016	41	5,054
Net Assets
Beginning of period	47,016	—	5,054	—
End of Period	$36,480	$47,016	$5,095	$5,054
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	Stone Harbor EMD MACS
	Six Months Ended December 31, 2025 (Unaudited)	From Inception February 5, 2025 to June 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$176	$136
Net realized gain (loss)	(19)	(5)
Net change in unrealized appreciation (depreciation)	88	— (a)
Increase (decrease) in net assets resulting from operations	245	131
Dividends and Distributions to Shareholders
Net investment income and net realized gains	(179)	(128)
Total dividends and distributions to shareholders	(179)	(128)
Change in Net Assets from Capital Transactions (See Note 6)
Increase (decrease) in net assets from capital transactions	4	5,105
Net increase (decrease) in net assets	70	5,108
Net Assets
Beginning of period	5,108	—
End of Period	$5,178	$5,108

(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

Newfleet ABS MACS
7/1/25 to 12/31/25(8)	$10.04	0.28	(0.10)	0.18	(0.28)	(0.28)	—	(0.10)	$9.94	1.71%	$33,874	— %	0.55%	5.50%	16%
2/5/25(9) to 6/30/25	10.00	0.22	0.03	0.25	(0.21)	(0.21)	—	0.04	10.04	2.52	38,208	0.01	0.71	5.46	14

Newfleet CMBS MACS
7/1/25 to 12/31/25(8)	$10.06	0.23	0.01	0.24	(0.26)	(0.26)	—	(0.02)	$10.04	2.50%	$17,483	— %	0.80%	4.49%	20%
2/5/25(9) to 6/30/25	10.00	0.27	—	0.27	(0.21)	(0.21)	— (10)	0.06	10.06	2.69	20,804	0.01	0.90	6.63	27

Newfleet Floating Rate MACS
7/1/25 to 12/31/25(8)	$9.94	0.24	(0.06)	0.18	(0.45)	(0.45)	—	(0.27)	$9.67	1.89%	$15,714	— %	1.04%	4.84%	19%
2/5/25(9) to 6/30/25	10.00	0.17	(0.09)	0.08	(0.14)	(0.14)	—	(0.06)	9.94	0.77	21,211	0.03	0.94	4.20	37

Newfleet High Yield MACS
7/1/25 to 12/31/25(8)	$9.89	0.36	(0.08)	0.28	(0.35)	(0.35)	—	(0.07)	$9.82	2.78%	$21,074	— %	0.71%	7.21%	26%
2/5/25(9) to 6/30/25	10.00	0.31	(0.12)	0.19	(0.30)	(0.30)	—	(0.11)	9.89	1.99	21,884	0.01	1.02	7.96	20

Newfleet RMBS MACS
7/1/25 to 12/31/25(8)	$10.08	0.27	0.03	0.30	(0.23)	(0.23)	—	0.07	$10.15	3.07%	$36,480	— %	0.56%	5.27%	3%
2/5/25(9) to 6/30/25	10.00	0.23	0.04	0.27	(0.19)	(0.19)	—	0.08	10.08	2.70	47,016	0.01	0.63	5.83	8

Seix High Yield MACS
7/1/25 to 12/31/25(8)	$10.04	0.30	0.08	0.38	(0.30)	(0.30)	—	0.08	$10.12	3.89%	$5,095	— %	1.82%	5.99%	15%
2/5/25(9) to 6/30/25	10.00	0.24	0.03	0.27	(0.23)	(0.23)	—	0.04	10.04	2.79	5,054	0.01	3.10	6.12	16

Stone Harbor EMD MACS
7/1/25 to 12/31/25(8)	$10.01	0.35	0.13	0.48	(0.35)	(0.35)	—	0.13	$10.14	4.86%	$5,178	— %	1.79%	6.76%	14%
2/5/25(9) to 6/30/25	10.00	0.27	(0.01)	0.26	(0.25)	(0.25)	—	0.01	10.01	2.68	5,108	0.01	3.33	6.82	12

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)
Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.

(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Unaudited.
(9)	Inception date.
(10)	Amount is less than $0.005 per share.
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2025
Note 1. Organization
Virtus Managed Account Completion Shares (MACS) Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, 7 funds (each a “Fund” or collectively, the “Funds”) of the Trust are offered for sale, which are reported in these financial statements. Each Fund has a distinct investment objective and all of the Funds are diversified. There is no guarantee that a Fund will achieve its objective(s).
There are no sales charges or distribution and service (Rule 12b-1) fees applicable to the Funds’ shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.
Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
 • Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 • Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 • Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

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A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.
Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.
Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may invest in securities of foreign issuers which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.
Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.
Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.
Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.
Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.
When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.

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I.
Interest-Only and Principal-Only Securities
Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.
J.
Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased, a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.
Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under Master Securities Lending Agreements (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of December 31, 2025, none of the Funds were lending under the agreement with BNY.
L.
Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives and securities sold short”.
During the six months ended December 31, 2025, each Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Assets and Liabilities at December 31, 2025:
Statement Line Description	Primary Risk	Stone Harbor EMD MACS
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	$— (a)
Total Liabilities		$— (a)

(a)	Amount is less than $500 (not in thousands).

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Operations for the six months ended December 31, 2025:
Statement Line Description	Primary Risk	Stone Harbor EMD MACS
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	Foreign currency contracts	$(7)
Total		$(7)
Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	Foreign currency contracts	$9
Total		$9
The quarterly average values (unless otherwise specified) of the derivatives held by the Funds in the table shown below indicate the volume of derivative activity for each applicable Fund for the six months ended December 31, 2025.
Stone Harbor EMD MACS
Forward Foreign Currency Exchange Sale Contracts(1)	$120

(1)	Average premium amount.
B.
Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
C.
Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell,

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of December 31, 2025:
At December 31, 2025, the Fund’s derivative assets and liabilities (by type) are as follows:
Stone Harbor EMD MACS
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$—	$— (a)
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$— (a)
Derivatives not subject to a MNA or similar agreement	—	—
Total assets and liabilities subject to a MNA	$—	$— (a)

(a)	Amount is less than $500 (not in thousands).
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by each Fund as of December 31, 2025:
Stone Harbor EMD MACS
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Citigroup Global Markets	$— (a)	$—	$—	$—	$— (a)
Total	$— (a)	$—	$—	$—	$— (a)

(a)	Amount is less than $500 (not in thousands).
(1)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.
Investment Adviser
Virtus Investment Advisers, LLC (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
The Adviser does not charge a management fee to the Funds. Shareholders should be aware, however, that each Fund is an integral part of separately managed account programs, and its Adviser, subadviser or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
B.
Subadvisers
The subadvisers who manage the investments of each Fund do not charge a subadvisory fee. A list of the subadvisers and the Funds they serve as of the end of the year is as follows:
Fund	Subadviser
Newfleet ABS MACS	Newfleet(1)
Newfleet CMBS MACS	Newfleet(1)
Newfleet Floating Rate MACS	Newfleet(1)
Newfleet High Yield MACS	Newfleet(1)
Newfleet RMBS MACS	Newfleet(1)
Seix High Yield MACS	Seix(2)
Stone Harbor EMD MACS	Stone Harbor (3)

(1)	Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers, LLC (“VFIA”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Seix Investment Advisors (“Seix”), a division of VFIA.
(3)	Stone Harbor Investment Partners (“SHIP”), a division of VFIA.
C.
Expense Limitations
Each Fund’s subadviser has contractually agreed to limit the respective Fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.00% indefinitely. Only the Funds’ Board may modify or terminate the expense limitation agreement.
D.
Distributor
VP Distributors, LLC an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. For the six months ended December 31, 2025, the Funds did not incur distribution fees.
E.
Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended December 31, 2025, the Funds incurred administration fees totaling $69 which are included in the Statements of Operations within the line item “Administration and accounting fees.” Virtus Fund Services, LLC, waived all administration fees incurred.
For the six months ended December 31, 2025, the Funds incurred transfer agent fees totaling $31 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” Virtus Fund Services, LLC, waived all transfer agent fees incurred.
F.
Affiliated Shareholders
At December 31, 2025, Virtus and its affiliates held significant shares of the following Funds, which may be redeemed at any time, that aggregated to the following:
	Shares	Aggregate Net Asset Value
Newfleet ABS MACS	2,073,827	$20,614
Newfleet CMBS MACS	1,176,043	11,807
Newfleet Floating Rate MACS	982,268	9,499
Newfleet High Yield MACS	981,871	9,642
Newfleet RMBS MACS	2,497,171	25,346
Seix High Yield MACS	500,000	5,060
Stone Harbor EMD MACS	500,000	5,070
G.
Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the six months ended December 31, 2025, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, short-term securities and certain derivatives) during the six months ended December 31, 2025, were as follows:
	Purchases	Sales
Newfleet ABS MACS	$5,835	$10,473
Newfleet CMBS MACS	2,029	7,161
Newfleet Floating Rate MACS	2,915	6,260
Newfleet High Yield MACS	5,344	6,571
Newfleet RMBS MACS	1,032	12,629
Seix High Yield MACS	771	730
Stone Harbor EMD MACS	698	715
Purchases and sales of long-term U.S. government and agency securities during the six months ended December 31, 2025, were as follows:
	Purchases	Sales
Newfleet CMBS MACS	$1,520	$—
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Newfleet ABS MACS				Newfleet CMBS MACS
	Six Months Ended December 31, 2025 (Unaudited)		From Inception February 5, 2025 to June 30, 2025		Six Months Ended December 31, 2025 (Unaudited)		From Inception February 5, 2025 to June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Composite Class
Shares sold	— (1)	$4	3,970	$39,700	—	$—	2,374	$23,723
Reinvestment of distributions	104	1,043	80	805	48	479	47	475
Shares repurchased	(502)	(4,997)	(244)	(2,440)	(375)	(3,773)	(352)	(3,520)
Net Increase / (Decrease)	(398)	$(3,950)	3,806	$38,065	(327)	$(3,294)	2,069	$20,678

	Newfleet Floating Rate MACS				Newfleet High Yield MACS
	Six Months Ended December 31, 2025 (Unaudited)		From Inception February 5, 2025 to June 30, 2025		Six Months Ended December 31, 2025 (Unaudited)		From Inception February 5, 2025 to June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Composite Class
Shares sold	—	$—	3,508	$35,080	1	$5	2,353	$23,477
Reinvestment of distributions	78	757	35	353	78	771	70	689
Shares repurchased	(588)	(5,797)	(1,409)	(13,957)	(143)	(1,419)	(211)	(2,057)
Net Increase / (Decrease)	(510)	$(5,040)	2,134	$21,476	(64)	$(643)	2,212	$22,109

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
	Newfleet RMBS MACS				Seix High Yield MACS
	Six Months Ended December 31, 2025 (Unaudited)		From Inception February 5, 2025 to June 30, 2025		Six Months Ended December 31, 2025 (Unaudited)		From Inception February 5, 2025 to June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Composite Class
Shares sold	— (1)	$1	5,189	$51,887	—	$—	504	$5,035
Reinvestment of distributions	90	906	90	906	— (1)	1	— (1)	1
Shares repurchased	(1,163)	(11,751)	(612)	(6,144)	—	—	—	—
Net Increase / (Decrease)	(1,073)	$(10,844)	4,667	$46,649	— (1)	$1	504	$5,036

	Stone Harbor EMD MACS
	Six Months Ended December 31, 2025 (Unaudited)		From Inception February 5, 2025 to June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Composite Class
Shares sold	—	$—	510	$5,103
Reinvestment of distributions	— (1)	4	— (1)	2
Net Increase / (Decrease)	— (1)	$4	510	$5,105

(1)	Amount is less than 500 shares (not in thousands).
Note 7. Purchases and Redemption In-kind
(reported in thousands)
As of the close of business on February 5, 2025, Virtus Newfleet Multi-Sector Intermediate Bond Series (“Newfleet Multi-Sector Intermediate Bond Series”), Virtus Tactical Allocation Fund (“Tactical Allocation Fund”) and Virtus Tactical Allocation Series (“Tactical Allocation Series”) each settled purchases of shares of Newfleet ABS MACS, Newfleet CMBS MACS, Newfleet Floating Rate MACS, Newfleet High Yield MACS, and Newfleet RMBS MACS by delivering portfolio securities and other assets in exchange for shares of Newfleet ABS MACS, Newfleet CMBS MACS, Newfleet Floating Rate MACS, Newfleet High Yield MACS, and Newfleet RMBS MACS. The following table is a summary of the value of such securities and other assets that were transferred in-kind along with the shares received:
Virtus Newfleet ABS MACS
Fund Name	Securities Market Value and Other Assets Delivered	Shares Received
Newfleet Multi-Sector Intermediate Bond Series	$12,247	1,225
Tactical Allocation Fund	24,783	2,478
Tactical Allocation Series	2,600	260
	$39,630	3,963

Virtus Newfleet CMBS MACS
Fund Name	Securities Market Value and Other Assets Delivered	Shares Received
Newfleet Multi-Sector Intermediate Bond Series	$4,381	438
Tactical Allocation Fund	13,046	1,305
Tactical Allocation Series	1,470	147
	$18,897	1,890

Virtus Newfleet Floating Rate MACS
Fund Name	Securities Market Value and Other Assets Delivered	Shares Received
Newfleet Multi-Sector Intermediate Bond Series	$10,485	1,048

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
Virtus Newfleet Floating Rate MACS
Fund Name	Securities Market Value and Other Assets Delivered	Shares Received
Tactical Allocation Fund	18,582	1,858
Tactical Allocation Series	1,857	186
	$30,924	3,092

Virtus Newfleet High Yield MACS
Fund Name	Securities Market Value and Other Assets Delivered	Shares Received
Newfleet Multi-Sector Intermediate Bond Series	$11,372	1,137
Tactical Allocation Fund	10,207	1,021
Tactical Allocation Series	1,033	103
	$22,612	2,261

Virtus Newfleet RMBS MACS
Fund Name	Securities Market Value and Other Assets Delivered	Shares Received
Newfleet Multi-Sector Intermediate Bond Series	$10,548	1,055
Tactical Allocation Fund	37,265	3,726
Tactical Allocation Series	4,021	402
	$51,834	5,183
For U.S. GAAP purposes, the securities and other assets transferred were recorded at market value, and the historical cost basis of the assets transferred was not carried forward to the funds. For federal income tax purposes, the transfers were recorded at the historical cost basis of the assets transferred (see Note 13. Federal Income Tax information).
Note 8. 10% Shareholders
As of December 31, 2025, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Newfleet ABS MACS	93%	2
Newfleet CMBS MACS	93	2
Newfleet Floating Rate MACS	93	2
Newfleet High Yield MACS	95	2
Newfleet RMBS MACS	93	2
Seix High Yield MACS	99	1
Stone Harbor EMD MACS	98	1

*	Includes affiliated shareholder account(s).
Note 9. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. The Fund is unable to receive and repatriate proceeds and/or interest payments due to U.S. and Russian sanctions related to the Russia/Ukraine war.
The markets of the Greater China region functions in many ways as emerging markets and carry the high level of risks associated with emerging markets. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. In addition, the rapid growth rate of the Chinese economy over the past several years may not continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder, including violence and labor unrest. These and other factors could have a negative impact on a Fund’s performance and increase the volatility of an investment in a Fund. Certain securities issued by companies located or operating in China, such as China A-shares, are also subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to a Fund.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of the Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Changes in interest rates may cause both extension and prepayment risks for both mortgage and asset-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the fund.
CMBS are not backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgages, particularly during periods of economic downturn. CMBS are subject to a greater degree of prepayment and extension risk than many other forms of fixed income investments and therefore react differently to changes in interest rates than other bonds, and the prices of CMBS may reflect adverse economic and market conditions.
Please refer to the Funds’ prospectus, which contains additional information about each Fund and its risks.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
At December 31, 2025, the following Fund held securities issued by various companies in specific sector(s) as detailed below:
	Sector	Percentage of Total Investments
Newfleet High Yield MACS	Financials	25%
Note 10. Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 11. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At December 31, 2025, the Funds did not hold any securities that were restricted.
Note 12. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended, (“Credit Agreement”) with a commercial bank. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. Each Fund, that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a SOFR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended December 31, 2025, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations.
The Funds had no borrowings at any time during the six months ended December 31, 2025.
Note 13. Federal Income Tax Information
($ reported in thousands)
At December 31, 2025, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Newfleet ABS MACS	$32,457	$251	$ (609)	$ (358)
Newfleet CMBS MACS	15,967	109	(161)	(52)
Newfleet Floating Rate MACS	14,612	328	(575)	(247)
Newfleet High Yield MACS	20,508	444	(886)	(442)
Newfleet RMBS MACS	36,074	1,484	(3,064)	(1,580)
Seix High Yield MACS	4,885	94	(11)	83
Stone Harbor EMD MACS	5,031	165	(67)	98
The Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended June 30, 2025, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Newfleet ABS MACS	$—	$1
Newfleet CMBS MACS	25	99
Newfleet Floating Rate MACS	134	213
Newfleet High Yield MACS	63	188
Newfleet RMBS MACS	2	433

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
Fund	Short-Term	Long-Term
Seix High Yield MACS	$28	$—
Stone Harbor EMD MACS	6	—
Note 14. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
OTHER INFORMATION (Unaudited)
December 31, 2025
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
($ reported in thousands)
For the six months ended December 31, 2025, the Funds incurred independent Trustee’s fees totaling $56 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
None

THIS PAGE INTENTIONALLY BLANK.

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
George R. Aylward, Chair
Donald C. Burke
Connie D. McDaniel
R. Keith Walton
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services
 1-800-243-1574
Adviser Consulting Group
1-800-243-4361
Website
Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470

For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8670 02-26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Virtus Managed Account Completion Shares (MACS) Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 03/04/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 03/04/2026

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer, and Treasurer
(principal financial officer)

Date 03/03/2026

* Print the name and title of each signing officer under his or her signature.